UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08234

TIFF Investment Program, Inc.
(Exact name of registrant as specified in charter)

Four Tower Bridge, 200 Barr Harbor Drive, Suite 100, West Conshohocken, PA	19428
(Address of principal executive offices)	(Zip code)

Richard J. Flannery, President and Chief Executive Officer Four Tower Bridge, 200 Barr Harbor Drive, Suite 100, West Conshohocken, PA 19428
(Name and address of agent for service)

Registrant's telephone number, including area code:	(610) 684-8000

Date of fiscal year end:	12/31/2012

Date of reporting period:	03/31/2012

Item 1. Schedule of Investments.

The schedule of investments for the period ending March 31, 2012 is filed herewith.

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

March 31, 2012

	Number of Shares	Value

Investments — 101.5% of net assets

Common Stocks — 47.8%

US Common Stocks — 21.7%

Aerospace & Defense — 0.2%
Exelis, Inc.	403,400	$5,050,568
General Dynamics Corp.	5,200	381,576
Huntington Ingalls Industries, Inc. (a)	1,192	47,966
L-3 Communications Holdings, Inc.	2,900	205,233
Lockheed Martin Corp.	13,600	1,222,096
Northrop Grumman Corp.	22,140	1,352,311
Raytheon Co.	36,228	1,912,114
Textron, Inc.	14,700	409,101
		10,580,965
Air Freight & Logistics — 0.3%
Expeditors International of Washington, Inc.	14,445	671,837
FedEx Corp.	100,000	9,196,000
United Parcel Service, Inc. (UPS), Class B	54,300	4,383,096
		14,250,933
Airlines — 0.1%
Delta Air Lines, Inc. (a)	417,545	4,137,871
US Airways Group, Inc. (a)	163,886	1,243,895
		5,381,766
Automobiles — 0.0%
Fleetwood Enterprises, Inc. (a) (b) (c)	690,543	—

Beverages — 0.3%
Coca-Cola Co. (The)	191,502	14,173,063
Monster Beverage Corp. (a)	9,200	571,228
		14,744,291
Biotechnology — 0.1%
Celgene Corp. (a)	10,100	782,952
Gilead Sciences, Inc. (a)	26,700	1,304,295
		2,087,247
Capital Markets — 0.4%
Ameriprise Financial, Inc.	2,763	157,850
Federated Investors, Inc., Class B	168,378	3,773,351
Legg Mason, Inc.	129,046	3,604,255
Northern Trust Corp.	126,500	6,002,425
TD Ameritrade Holding Corp.	219,900	4,340,826
		17,878,707

1

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

March 31, 2012

	Number of Shares	Value

Chemicals — 0.5%
Airgas, Inc.	3,300	$293,601
Calgon Carbon Corp. (a)	328,100	5,121,641
CF Industries Holdings, Inc.	2,000	365,300
Dow Chemical Co. (The)	204,130	7,071,063
Eastman Chemical Co.	13,300	687,477
Monsanto Co.	29,872	2,382,591
Mosaic Co. (The)	31,500	1,741,635
PPG Industries, Inc.	5,500	526,900
Scotts Miracle-Gro Co. (The), Class A	39,080	2,116,573
Sherwin-Williams Co. (The)	1,672	181,696
Solutia, Inc.	52,050	1,454,277
		21,942,754
Commercial Banks — 0.9%
CIT Group, Inc. (a)	51,907	2,140,645
Fifth Third Bancorp	60,500	850,025
Huntington Bancshares Inc.	432,457	2,789,348
KeyCorp	98,300	835,550
M&T Bank Corp.	14,796	1,285,476
PNC Financial Services Group, Inc.	18,500	1,193,065
Regions Financial Corp.	341,100	2,247,849
Synovus Financial Corp.	360,900	739,845
Wells Fargo & Co.	876,738	29,931,835
		42,013,638
Commercial Services & Supplies — 0.2%
KAR Auction Services, Inc. (a)	287,132	4,654,410
Pitney Bowes, Inc.	8,200	144,156
Viad Corp.	91,650	1,780,759
		6,579,325
Communications Equipment — 0.0%
Cisco Systems, Inc.	96,800	2,047,320

Computers & Peripherals — 0.6%
Apple, Inc. (a)	19,842	11,894,684
Dell, Inc. (a)	866,890	14,390,374
Hewlett-Packard Co.	14,968	356,687
Lexmark International, Inc.	10,900	362,316
Western Digital Corp. (a)	24,400	1,009,916
		28,013,977
Construction & Engineering — 0.0%
Fluor Corp.	6,900	414,276

Construction Materials — 0.0%
Eagle Materials, Inc.	1,400	48,650

2

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

March 31, 2012

	Number of Shares	Value

Consumer Finance — 0.1%
American Express Co.	72,782	$4,211,167
Discover Financial Services	37,000	1,233,580
		5,444,747
Diversified Consumer Services — 0.1%
Apollo Group, Inc., Class A (a)	17,800	687,792
Ascent Media Corp., Series A (a)	713	33,718
K12, Inc. (a)	39,004	921,664
Sotheby's	61,661	2,425,744
		4,068,918
Diversified Financial Services — 0.9%
Bank of America Corp.	802,207	7,677,121
Citigroup, Inc.	144,962	5,298,361
JPMorgan Chase & Co.	616,640	28,353,107
Moody's Corp.	13,023	548,269
		41,876,858
Diversified Telecommunication Services — 0.2%
AT&T, Inc.	184,100	5,749,443
Cincinnati Bell, Inc. (a)	36,295	145,906
Level 3 Communications, Inc. (a)	59,169	1,522,418
Verizon Communications, Inc.	46,700	1,785,341
		9,203,108
Electric Utilities — 0.1%
Edison International	129,000	5,483,790
Entergy Corp.	12,300	826,560
		6,310,350
Electrical Equipment — 0.2%
Babcock & Wilcox Co. (a)	212,600	5,474,450
Generac Holdings, Inc. (a)	95,300	2,339,615
		7,814,065
Electronic Equipment, Instruments & Components — 0.1%
Checkpoint Systems, Inc. (a)	234,800	2,648,544

Energy Equipment & Services — 0.4%
Baker Hughes, Inc.	76,887	3,224,641
Cameron International Corp. (a)	31,800	1,679,994
Dril-Quip, Inc. (a)	21,300	1,384,926
National Oilwell Varco, Inc.	27,900	2,217,213
Schlumberger Ltd. (Netherlands Antilles)	60,400	4,223,772
Tidewater, Inc.	90,000	4,861,800
		17,592,346
3

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

March 31, 2012

	Number of Shares	Value

Food & Staples Retailing — 0.6%
Costco Wholesale Corp.	109,682	$9,959,126
CVS Caremark Corp.	24,700	1,106,560
Kroger Co. (The)	155,490	3,767,523
Pricesmart, Inc.	1,125	81,911
SUPERVALU, Inc.	5,034	28,744
Sysco Corp.	169,200	5,052,312
Wal-Mart Stores, Inc.	91,400	5,593,680
		25,589,856
Food Products — 0.5%
Bunge Ltd.	9,500	650,180
ConAgra Foods, Inc.	224,600	5,897,996
Dean Foods Co. (a)	91,500	1,108,065
H.J. Heinz Co.	67,500	3,614,625
Kraft Foods, Inc.	141,000	5,359,410
Ralcorp Holdings, Inc. (a)	68,300	5,060,347
		21,690,623
Health Care Equipment & Supplies — 0.1%
Baxter International, Inc.	99,500	5,948,110

Health Care Providers & Services — 1.2%
Aetna, Inc.	26,400	1,324,224
AmerisourceBergen Corp.	23,100	916,608
Brookdale Senior Living, Inc. (a)	930,614	17,421,094
Cardinal Health, Inc.	22,900	987,219
Emeritus Corp. (a)	471,137	8,320,279
Health Management Associates, Inc., Class A (a)	54,178	364,076
Humana, Inc.	11,300	1,045,024
McKesson Corp.	12,000	1,053,240
UnitedHealth Group, Inc.	71,000	4,184,740
VCA Antech, Inc. (a)	252,243	5,854,560
WellPoint, Inc.	140,262	10,351,336
		51,822,400
Hotels, Restaurants & Leisure — 0.3%
Brinker International, Inc.	95,900	2,642,045
Las Vegas Sands Corp.	51,200	2,947,584
MGM Resorts International (a)	570,113	7,764,939
Wyndham Worldwide Corp.	22,900	1,065,079
Yum! Brands, Inc.	6,490	461,958
		14,881,605
Household Durables — 0.4%
American Greetings Corp., Class A	138,244	2,120,663
Beazer Homes USA, Inc. (a)	363,227	1,180,488
Cavco Industries, Inc. (a)	4,504	209,796
KB Home	414,080	3,685,312
Lennar Corp., Class A	203,900	5,542,002
Mohawk Industries, Inc. (a)	2,007	133,486
PulteGroup, Inc. (a)	289,058	2,558,163
4

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

March 31, 2012

	Number of Shares	Value

Standard Pacific Corp. (a)	46,733	$208,429
Whirlpool Corp.	5,700	438,102
		16,076,441
Household Products — 0.4%
Colgate-Palmolive Co.	107,412	10,502,745
Procter & Gamble Co. (The)	87,900	5,907,759
		16,410,504
Industrial Conglomerates — 0.2%
3M Co.	45,200	4,032,292
General Electric Co.	345,900	6,942,213
		10,974,505
Insurance — 0.7%
Aflac, Inc.	6,800	312,732
American International Group, Inc. (a)	146,466	4,515,547
Assurant, Inc.	8,300	336,150
Berkshire Hathaway, Inc., Class B (a)	76,072	6,173,243
Chubb Corp.	8,100	559,791
Everest Re Group Ltd.	71,600	6,624,432
Loews Corp.	215,000	8,572,050
MBIA, Inc. (a)	290,857	2,850,398
Mercury General Corp.	25,103	1,098,005
Prudential Financial, Inc.	6,400	405,696
WMI Holdings Corp.	1,125	1,013
		31,449,057
Internet & Catalog Retail — 0.6%
Amazon.com, Inc. (a)	74,547	15,096,513
Blue Nile, Inc. (a)	62,321	2,055,347
Liberty Interactive Corp., Series A (a)	80,766	1,541,823
Priceline.com, Inc. (a)	8,176	5,866,280
TripAdvisor, Inc. (a)	3,700	131,979
		24,691,942
Internet Software & Services — 0.4%
AOL, Inc. (a)	1,656	31,414
eBay, Inc. (a)	79,611	2,936,850
Google, Inc. (a)	22,161	14,210,520
Sohu.com, Inc. (a)	2,900	159,993
		17,338,777
IT Services — 0.6%
Alliance Data Systems Corp. (a)	21,375	2,692,395
Amdocs Ltd. (a)	21,400	675,812
Cognizant Technology Solutions Corp. (a)	77,514	5,964,702
DST Systems, Inc.	33,448	1,813,885
Forrester Research, Inc.	30,899	1,001,128
Gartner Group, Inc., Class A (a)	112,620	4,802,117
Hackett Group, Inc. (The) (a)	29,100	173,727
5

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

March 31, 2012

	Number of Shares	Value

International Business Machines Corp. (IBM)	8,600	$1,794,390
Lender Processing Services, Inc.	245,000	6,370,000
Sapient Corp.	125,925	1,567,766
Visa, Inc., Class A	11,000	1,298,000
		28,153,922
Life Sciences Tools & Services — 0.1%
PerkinElmer, Inc.	212,100	5,866,686

Machinery — 0.2%
Caterpillar, Inc.	9,000	958,680
CIRCOR International, Inc.	43,300	1,440,591
Cummins, Inc.	4,400	528,176
Deere & Co.	4,500	364,050
John Bean Technologies Corp.	202,800	3,285,360
		6,576,857
Media — 1.4%
AMC Networks, Inc. (a)	48,035	2,143,802
Cablevision Systems Corp.	463,199	6,799,761
CBS Corp., Class A (c)	26,466	905,667
CBS Corp., Class B	100,198	3,397,714
CC Media Holdings, Inc., Class A (a) (c)	88,498	486,739
Comcast Corp., Class A	22,300	669,223
DIRECTV, Class A (a)	246,734	12,173,856
Discovery Communications, Inc., Series A (a)	3,932	198,959
Discovery Communications, Inc., Series C (a)	2,239	104,964
Interpublic Group of Companies, Inc. (The)	474,575	5,414,901
Liberty Global, Inc., Series A (a)	145,944	7,308,875
Liberty Global, Inc., Series C (a)	108,244	5,183,805
Liberty Media Corp. - Liberty Capital, Series A (a)	21,159	1,865,166
Live Nation, Inc. (a)	522,609	4,912,525
Madison Square Garden, Inc., Class A (a)	10,144	346,925
Time Warner Cable, Inc.	7,200	586,800
Time Warner, Inc.	45,411	1,714,265
Viacom, Inc.	22,100	1,048,866
Walt Disney Co. (The)	168,000	7,355,040
		62,617,853
Metals & Mining — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	114,000	4,336,560
Walter Energy, Inc.	20,600	1,219,726
		5,556,286
Multi-Utilities—0.0%
Public Service Enterprise Group, Inc.	22,800	697,908
Sempra Energy	9,100	545,636
		1,243,544
Multiline Retail — 0.0%
Macy's, Inc.	2,500	99,325
6

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

March 31, 2012

	Number of Shares	Value

Office Electronics — 0.1%
Xerox Corp.	99,542	$804,299
Zebra Technologies Corp., Class A (a)	58,272	2,399,641
		3,203,940
Oil, Gas & Consumable Fuels — 1.5%
Alpha Natural Resources, Inc. (a)	115,700	1,759,797
Bill Barrett Corp. (a)	172,200	4,478,922
Chesapeake Energy Corp.	609,200	14,115,164
Chevron Corp.	79,500	8,525,580
ConocoPhillips	85,200	6,476,052
Consol Energy, Inc.	61,810	2,107,721
Devon Energy Corp.	914	65,004
EOG Resources, Inc.	29,129	3,236,232
Exxon Mobil Corp.	42,100	3,651,333
Hess Corp.	6,700	394,965
Marathon Petroleum Corp.	70,850	3,072,056
Murphy Oil Corp.	18,800	1,057,876
Occidental Petroleum Corp.	16,800	1,599,864
Peabody Energy Corp.	55,400	1,604,384
Pioneer Natural Resources Co.	22,900	2,555,411
Southwestern Energy Co. (a)	68,500	2,096,100
Tesoro Corp. (a)	117,900	3,164,436
Ultra Petroleum Corp. (a)	101,500	2,296,945
Valero Energy Corp.	48,100	1,239,537
Whiting Petroleum Corp. (a)	26,900	1,460,670
		64,958,049
Personal Products — 0.1%
Estee Lauder Companies, Inc. (The), Class A	80,076	4,959,907
Herbalife Ltd.	9,100	626,262
		5,586,169
Pharmaceuticals — 0.5%
Bristol-Myers Squibb Co.	19,489	657,754
Johnson & Johnson	95,800	6,318,968
Merck & Co., Inc.	211,166	8,108,774
Pfizer, Inc.	393,157	8,908,938
		23,994,434
Professional Services — 0.1%
Heidrick & Struggles International, Inc.	8,606	189,590
Towers Watson & Co., Class A	54,930	3,629,225
		3,818,815
Real Estate Investment Trusts (REITs) — 3.3%
Alexander's, Inc.	8,100	3,190,428
AvalonBay Communities, Inc.	21,400	3,024,890
Boston Properties, Inc.	92,400	9,701,076
Brandywine Realty Trust	614,300	7,052,164
CBRE Group, Inc. (a)	216,335	4,318,047
7

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

March 31, 2012

	Number of Shares	Value

CommonWealth REIT	266,500	$4,962,230
DDR Corp.	460,700	6,726,220
Douglas Emmett, Inc.	448,100	10,221,161
Essex Property Trust, Inc.	40,800	6,181,608
First Industrial Realty Trust, Inc. (a)	441,830	5,456,600
Health Care REIT, Inc.	155,800	8,562,768
Hudson Pacific Properties, Inc.	488,135	7,385,482
iStar Financial, Inc. (a)	489,000	3,545,250
Kilroy Realty Corp.	115,900	5,402,099
Liberty Property Trust	133,900	4,782,908
MPG Office Trust, Inc. (a)	718,500	1,681,290
Parkway Properties, Inc.	509,754	5,342,222
Pennsylvania Real Estate Investment Trust	114,801	1,753,011
Simon Property Group, Inc.	163,170	23,770,606
SL Green Realty Corp.	213,796	16,579,880
Weyerhaeuser Co.	224,700	4,925,424
		144,565,364
Real Estate Management & Development — 0.2%
AV Homes, Inc. (a)	239,705	2,919,607
Forest City Enterprises, Inc., Class A (a)	325,068	5,090,565
		8,010,172
Road & Rail — 0.2%
J.B. Hunt Transport Services, Inc.	6,323	343,781
Kansas City Southern (a)	78,011	5,592,609
Norfolk Southern Corp.	1,441	94,861
Ryder System, Inc.	7,300	385,440
Union Pacific Corp.	4,200	451,416
		6,868,107
Semiconductors & Semiconductor Equipment — 0.7%
Cabot Microelectronics Corp.	86,586	3,366,463
Intel Corp.	858,419	24,130,158
LSI Corp. (a)	382,851	3,323,147
		30,819,768
Software — 0.3%
Activision Blizzard, Inc.	62,200	797,404
CA, Inc.	43,500	1,198,860
Microsoft Corp.	263,083	8,484,427
Oracle Corp.	17,700	516,132
Symantec Corp. (a)	62,400	1,166,880
		12,163,703
Specialty Retail — 0.3%
Advance Auto Parts, Inc.	6,500	575,705
AutoZone, Inc. (a)	2,800	1,041,040
BB Liquidating, Inc., Class B (a) (c)	146,876	3,672
Gap, Inc. (The)	45,900	1,199,826
Home Depot, Inc. (The)	82,200	4,135,482
Office Depot, Inc. (a)	21,156	72,988
8

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

March 31, 2012

	Number of Shares	Value

Penske Automotive Group, Inc.	221,600	$5,458,008
		12,486,721
Textiles, Apparel & Luxury Goods — 0.6%
Coach, Inc.	17,100	1,321,488
Hanesbrands, Inc. (a)	214,092	6,324,278
Nike, Inc.	166,527	18,058,188
		25,703,954
Thrifts & Mortgage Finance — 0.0%
MGIC Investment Corp. (a)	227,252	1,127,170
Washington Mutual, Inc. (a) (b) (c)	33,600	—
		1,127,170
Tobacco — 0.2%
Altria Group, Inc.	36,812	1,136,386
Lorillard, Inc.	10,200	1,320,696
Philip Morris International, Inc.	59,941	5,311,372
		7,768,454
Wireless Telecommunication Services — 0.1%
MetroPCS Communications, Inc. (a)	21,700	195,734
NII Holdings, Inc., Class B (a)	65,991	1,208,295
United States Cellular Corp. (a)	89,090	3,646,454
		5,050,483
Total US Common Stocks (Cost $835,211,528)		964,056,381

Foreign Common Stocks — 26.1%

Australia — 0.5%
Alumina Ltd.	2,265,589	2,899,969
Amcor Ltd.	123,880	954,953
AMP Ltd.	814,998	3,648,429
Australia and New Zealand Banking Group Ltd.	45,301	1,091,911
BHP Billiton Ltd.	24,839	898,330
DuluxGroup Ltd.	18,959	58,547
Fortescue Metals Group Ltd.	376,171	2,265,689
Iluka Resources Ltd.	36,303	669,453
Lend Lease Group	224,600	1,738,589
Orica Ltd.	18,831	545,756
QBE Insurance Group Ltd. - ASE Shares	352,252	5,182,119
Santos Ltd.	40,821	603,607
Westfield Group - REIT	348,000	3,202,178
		23,759,530
Austria — 0.0%
Andritz AG	3,338	326,559
Conwert Immobilien Invest SE	111,431	1,344,188
Erste Group Bank AG	2,444	56,262
9

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

March 31, 2012

	Number of Shares	Value

Oesterreichische Post AG	8,410	$292,719
Raiffeisen Bank International AG	1,756	61,962
		2,081,690
Bahamas — 0.0%
Ultrapetrol (Bahamas) Ltd. (a)	128,154	256,308

Belgium — 0.0%
Ageas, Strip VVPR (a) (c)	39,332	52
Anheuser-Busch InBev NV	22,969	1,673,700
		1,673,752
Bermuda — 0.1%
Lazard Ltd., Class A	132,328	3,779,288

Brazil — 0.4%
Diagnosticos da America SA	23,200	178,056
Duratex SA	20,300	127,997
Embraer SA - ADR	15,269	488,303
HRT Participacoes em Petroleo SA (a)	11,841	4,101,230
Localiza Rent a Car SA	5,623	103,499
MRV Engenharia e Participacoes SA	29,300	207,858
Multiplan Empreendimentos Imobiliarios SA	10,700	249,996
Odontoprev SA	10,600	180,010
OGX Petroleo e Gas Participacoes SA (a)	22,673	187,550
Petroleo Brasileiro SA - ADR	160,200	4,254,912
Redecard SA	170,400	3,309,146
Vale SA - ADR	90,145	2,045,390
Weg SA	6,800	73,757
		15,507,704
Canada — 1.3%
AbitibiBowater, Inc. (a)	24,140	344,719
Ace Aviation Holdings, Inc., Class A (a)	13,980	150,529
Agrium, Inc.	12,200	1,053,714
Bank of Montreal	25,869	1,537,136
Barrick Gold Corp.	32,900	1,429,861
BCE, Inc.	41,063	1,644,249
Bell Aliant, Inc. (a) (b) (c) (d) (e)	1,558	42,642
Bombardier, Inc., Class B	1,214,124	5,039,324
Canadian Natural Resources Ltd.	54,500	1,806,376
Catalyst Paper Corp. (a) (b)	352,814	—
Chorus Aviation, Inc.	8,875	30,964
Encana Corp.	148,800	2,922,444
Fairfax Financial Holdings Ltd.	20,500	8,274,194
First Quantum Minerals Ltd.	210,900	4,021,573
Goldcorp, Inc.	50,900	2,294,315
Groupe Aeroplan, Inc.	69,166	854,997
Imperial Oil Ltd. - NYSE Shares	75,568	3,433,497
Imperial Oil Ltd.	95,600	4,339,284
Kinross Gold Corp.	247,700	2,424,983
Nortel Networks Corp. (a)	22,767	410
Onex Corp.	50,866	1,872,065
Research In Motion Ltd. (a)	14,700	216,237
Rogers Communications, Inc., Class B	221,051	8,775,998
Suncor Energy, Inc.	104,229	3,405,507
10

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

March 31, 2012

	Number of Shares	Value

Teck Resources Ltd., Class B	71,509	$2,550,011
Yellow Media, Inc.	25,361	2,416
		58,467,445
Chile — 0.1%
Enersis SA - SPADR	154,000	3,109,260
Vina Concha y Toro SA - SPADR	4,500	206,820
		3,316,080
China — 0.4%
Belle International Holdings Ltd.	2,434,000	4,375,280
China Construction Bank Corp., Class H	5,192,990	4,016,564
China Real Estate Information Corp. - ADR (a)	267,900	1,382,364
China Resources Enterprise Ltd.	104,231	363,128
China Shenhua Energy Co. Ltd.	650,500	2,737,595
E-House China Holdings Ltd. - ADS	284,900	1,652,420
Mindray Medical International Ltd. - ADR	13,435	442,952
Netease.com - ADR (a)	6,300	366,030
Tingyi Cayman Islands Holding Corp.	57,651	165,477
Tsingtao Brewery Co. Ltd., Class H	534,000	2,873,614
Want Want China Holdings Ltd.	215,289	239,602
Weiqiao Textile Co. Ltd.	240,863	122,863
		18,737,889
Denmark — 0.1%
Bang & Olufsen A/S, Class B (a)	9,300	121,621
Carlsberg A/S, Class B	8,463	700,561
Coloplast A/S, Class B	7,472	1,296,371
Danske Bank A/S (a)	18,694	317,544
GN Store Nord A/S (GN Great Nordic)	67,195	719,940
Novo Nordisk A/S, Class B	8,153	1,130,764
Topdanmark A/S (a)	1,198	208,267
Vestas Wind Systems A/S (a)	12,175	123,807
William Demant Holding A/S (a)	8,279	772,370
		5,391,245
Finland — 0.1%
Cargotec Oyj, B Shares	4,620	176,351
Metso Oyj	24,235	1,035,142
Nokia Oyj	21,630	118,367
Outokumpu Oyj (a)	8,250	17,294
Sampo Oyj, Class A	50,941	1,471,269
Tieto Oyj	11,947	224,247
Wartsila Oyj Corp.	6,152	231,880
		3,274,550
France — 1.6%
Accor SA	140,800	5,035,809
Alcatel Lucent - SPADR (a)	39,116	88,793
Alstom SA	2,552	99,505
AXA SA	34,255	568,417
BNP Paribas	14,433	685,575
Carrefour SA	478,695	11,468,933
Edenred	8,118	244,210
Eurofins Scientific	2,928	319,349
11

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

March 31, 2012

	Number of Shares	Value

Fonciere Des Regions - REIT	35,300	$2,833,996
France Telecom SA	377,695	5,602,812
GDF Suez, Strip VVPR (a) (c)	9,765	13
Groupe Eurotunnel SA	50,032	434,337
Imerys SA	2,359	143,650
Lafarge SA	216,000	10,317,231
Legrand SA	28,010	1,030,329
Neopost SA	6,770	435,806
Pernod-Ricard SA	155,558	16,262,813
SA des Ciments Vicat	2,311	153,607
Sanofi-Aventis	68,518	5,312,047
Societe BIC SA	4,276	428,969
Societe Generale, Class A	8,442	246,863
Technip SA	2,537	299,374
Thales SA	11,374	425,495
Total SA	145,863	7,434,849
Vallourec SA	24,654	1,560,581
		71,433,363
Germany — 0.8%
Adidas AG	110,967	8,663,412
Alstria Office AG - REIT	295,734	3,328,229
Axel Springer AG	3,468	175,299
BASF SE	21,235	1,859,447
Bayer AG	2,831	199,296
Bayerische Motoren Werke AG	11,512	1,035,166
Celesio AG	4,652	84,190
Daimler AG	24,210	1,459,593
Deutsche Bank AG	4,971	247,296
Deutsche Telekom AG	377,998	4,551,362
E.ON AG	31,104	744,999
Fresenius Medical Care AG & Co.	22,236	1,575,007
GEA Group AG	6,495	224,004
Hannover Rueckversicherung AG	4,069	241,843
RWE AG	199,701	9,535,820
SAP AG	14,736	1,029,041
Siemens AG	3,645	367,899
		35,321,903
Gibraltar — 0.0%
Bwin.Party Digital Entertainment plc	110,945	274,929

Hong Kong — 1.7%
Asia Satellite Telecommunications Holdings Ltd.	47,000	114,995
Beijing Enterprises Holdings Ltd.	383,805	2,330,041
Cheung Kong Holdings Ltd.	656,000	8,468,351
City Telecom HK Ltd. - ADR	5,300	70,702
Esprit Holdings Ltd.	1,606,469	3,244,476
First Pacific Co. Ltd.	3,105,200	3,428,457
Henderson Land Development Co. Ltd.	139,846	764,475
Hong Kong & Shanghai Hotels Ltd. (The)	948,448	1,285,299
Hong Kong Aircraft Engineering Co. Ltd.	52,800	717,771
Hongkong Land Holdings Ltd.	2,010,000	11,723,713
i-Cable Communications Ltd. (a)	2,031,000	104,554
Jardine Matheson Holdings Ltd.	190,600	9,524,892
Jardine Strategic Holdings Ltd.	380,500	11,603,367
Mandarin Oriental International Ltd.	277,000	448,064

12

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

March 31, 2012

	Number of Shares	Value

Midland Holdings Ltd.	2,054,000	$1,082,004
New World Development Ltd.	6,671,859	8,011,235
Next Media Ltd. (a)	1,930,000	148,868
Silver Grant International Ltd.	562,000	121,221
Sino-Forest Corp. (a) (b) (c)	177,500	59,614
SmarTone Telecommunications Holdings Ltd.	1,377,000	2,825,189
Sun Hung Kai Properties Ltd.	240,600	3,007,526
Television Broadcasts Ltd.	354,000	2,381,359
Texwinca Holdings Ltd.	151,087	184,197
Wharf (Holdings) Ltd. (The)	618,989	3,369,515
Wheelock & Co. Ltd.	554,000	1,671,998
		76,691,883
Hungary — 0.0%
OTP Bank plc	5,479	95,246

India — 0.1%
Axis Bank Ltd. - GDR	179,880	4,029,312
Infosys Ltd. - SPADR	2,448	139,609
Reliance Industries Ltd. - GDR (e)	69,006	2,011,525
		6,180,446
Indonesia — 0.2%
Ace Hardware Indonesia Tbk PT	82,000	39,941
Bank Pan Indonesia Tbk PT (a) (c)	24,363,721	2,210,575
Bank Rakyat Indonesia Persero Tbk PT	182,607	138,728
Citra Marga Nusaphala Persada Tbk PT	650,500	147,581
Gudang Garam Tbk PT	13,000	78,227
Indofood Sukses Makmur Tbk PT	2,534,000	1,342,936
Matahari Putra Prima Tbk PT (a) (c)	7,430,400	715,047
Mayora Indah Tbk PT	21,500	45,165
Perusahaan Gas Negara (Persero) Tbk PT	7,016,700	2,913,808
Semen Gresik (Persero) Tbk PT	511,000	684,772
Sumber Alfaria Trijaya Tbk PT (a)	5,328	2,936
		8,319,716
Ireland — 0.7%
Accenture plc, Class A	432,346	27,886,317
CRH plc - LSE Shares	128,285	2,632,858
DCC plc	13,503	334,411
Experian plc	32,706	509,563
Governor & Co. of the Bank of Ireland (The) (a)	2,325,286	388,634
Independent News & Media plc (a)	98,700	28,273
Irish Bank Resolution Corp., Ltd. (a) (c)	38,180	—
Irish Continental Group plc (UNIT)	8,828	186,050
Paddy Power plc	11,055	696,560
		32,662,666
Israel — 0.1%
Teva Pharmaceutical Industries Ltd. - SPADR	117,700	5,303,562

Italy — 0.3%
Banca Carige SpA	0	—
Davide Campari-Milano SpA	28,457	193,726
13

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

March 31, 2012

	Number of Shares	Value

Eni SpA	275,931	$6,465,298
Fiat Industrial SpA (a)	67,882	723,846
Fiat SpA	67,732	398,034
Finmeccanica SpA	12,229	66,177
Intesa Sanpaolo SpA	67,161	120,472
Luxottica Group SpA	34,600	1,248,662
Luxottica Group SpA - SPADR	13,609	490,877
Saipem SpA	33,217	1,714,673
Telecom Italia SpA	2,440,900	2,398,143
UniCredit SpA	57,822	289,848
		14,109,756
Japan — 7.2%
Alfresa Holdings Corp.	10,700	508,960
Astellas Pharma, Inc.	99,000	4,090,640
Bank of Yokohama Ltd. (The)	50,000	251,612
BML, Inc.	506,300	12,879,735
Calbee, Inc.	260,500	13,270,808
Canon, Inc.	75,000	3,576,368
Chiba Bank Ltd. (The)	36,000	230,843
Dai-ichi Life Insurance Co. Ltd. (The)	404	565,883
Daiichikosho Co. Ltd.	1,388,800	27,315,434
Dentsu, Inc.	15,600	501,086
Duskin Co. Ltd.	906,500	18,153,319
DyDo DRINCO, Inc.	259,900	10,364,896
East Japan Railway Co.	16,100	1,017,778
FP Corp.	248,400	15,641,325
Fujitsu Frontech Ltd.	7,100	46,908
Fujitsu Ltd.	52,000	274,671
Fukuoka Financial Group, Inc.	99,000	441,658
Hitachi Chemical Co. Ltd.	14,500	263,429
Hitachi Ltd.	171,000	1,105,439
Hitachi Metals Ltd.	18,000	224,476
Hoshizaki Electric Co. Ltd.	510,500	12,068,052
Hulic Co. Ltd.	879,400	10,679,028
Information Development Co.	8,700	53,659
Isetan Mitsukoshi Holdings Ltd.	45,200	535,042
ITOCHU Corp.	37,800	413,572
JS Group Corp.	35,000	737,346
JX Holdings, Inc.	58,300	364,708
Kao Corp.	576,100	15,196,671
Kinden Corp.	35,000	271,516
Kirin Holdings Co. Ltd.	35,000	455,802
Kyowa Hakko Kirin Co. Ltd.	22,000	245,758
Marui Group Co. Ltd.	36,400	306,075
Meiko Network Japan Co. Ltd.	649,500	6,304,881
Miraca Holdings, Inc.	424,800	16,672,266
Mitsubishi Corp.	18,100	421,985
Mitsubishi Estate Co. Ltd.	628,197	11,329,545
Mitsubishi UFJ Financial Group, Inc.	143,500	721,556
MOSHI MOSHI HOTLINE, Inc.	1,727,400	17,340,424
MS&AD Insurance Group Holdings	26,400	547,437
Nakanishi, Inc.	39,300	4,166,255
Namco Bandai Holdings, Inc.	24,950	360,060
Nintendo Co. Ltd.	60,300	9,133,961
Nippon Meat Packers, Inc.	30,000	382,763
Nippon Suisan Kaisha Ltd.	50,600	173,270
Nippon Telegraph & Telephone Corp.	25,200	1,146,693
14

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

March 31, 2012

	Number of Shares	Value

NKSJ Holdings, Inc.	15,000	$339,094
Noritake Co. Ltd.	5,000	15,226
NSK Ltd.	36,000	280,242
NTT Data Corp.	197	696,898
NTT DoCoMo, Inc.	92	153,338
Obayashi Corp.	96,000	419,611
OLYMPUS Corp. (a)	288,300	4,714,803
OMRON Corp.	11,900	258,204
Onward Holdings Co. Ltd.	34,000	277,366
Otsuka Holdings Co. Ltd.	16,000	474,581
Ryosan Co. Ltd.	4,600	92,476
Sansei Yusoki Co. Ltd.	508,200	2,482,906
Secom Co. Ltd.	504,500	24,822,061
Sega Sammy Holdings, Inc.	5,600	117,946
Sekisui House Ltd.	42,000	414,525
Seven & I Holdings Co. Ltd.	179,480	5,355,317
Seven Bank Ltd.	11,707,000	25,653,376
Shimizu Corp.	68,000	274,117
Shiseido Co. Ltd.	16,700	289,653
Sumitomo Electric Industries Ltd.	73,600	1,017,685
Sumitomo Forestry Co. Ltd.	34,800	316,986
Sumitomo Mitsui Financial Group, Inc.	33,900	1,125,597
Taiyo Nippon Sanso Corp.	25,000	177,682
TOKAI Corp. - Gifu	214,500	4,448,086
Tokio Marine Holdings, Inc.	132,700	3,681,543
Tokyo Electron Ltd.	10,700	613,340
Tokyo Gas Co. Ltd.	171,000	808,278
Tokyo Ohka Kogyo Co. Ltd.	4,600	105,285
Toppan Forms Co. Ltd.	6,200	56,883
Toyo Seikan Kaisha Ltd.	28,700	413,265
Toyo Suisan Kaisha Ltd.	438,000	11,373,429
Toyota Motor Corp.	37,500	1,632,830
Trend Micro, Inc.	77,600	2,401,184
West Japan Railway Co.	12,500	502,891
Yamada Denki Co. Ltd.	5,870	368,747
Yamatake Corp.	9,100	201,329
Yamato Holdings Co. Ltd.	33,700	524,148
ZOJIRUSHI Corp.	1,072,000	3,774,785
		321,429,306
Luxembourg — 0.1%
APERAM	222	4,105
ArcelorMittal	31,378	600,307
ArcelorMittal - NYSE Shares	136,700	2,615,071
Millicom International Cellular SA	1,703	193,162
Oriflame Cosmetics SA - SDR	9,999	385,982
		3,798,627
Malaysia — 0.4%
AMMB Holdings Berhad	1,306,375	2,696,217
British American Tobacco Malaysia Berhad	53,100	981,185
Carlsberg Brewery Malaysia Berhad	124,500	418,609
CIMB Group Holdings Berhad	2,047,038	5,137,628
Genting Berhad	42,100	148,929
Genting Malaysia Berhad	3,263,600	4,175,505
Malaysian Airline System Berhad (a)	1,016,700	444,600
Multi-Purpose Holdings Berhad	540,150	486,909

15

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

March 31, 2012

	Number of Shares	Value

Sime Darby Berhad	608,506	$1,934,271
UEM Land Holdings Berhad (a)	98,000	71,628
		16,495,481
Mexico — 0.3%
America Movil SA de CV, Series L - ADR	50,597	1,256,324
Bolsa Mexicana de Valores SAB de CV	116,000	234,651
Cemex SAB de CV - SPADR (a)	852,479	6,615,234
Fibra Uno Administracion SA de CV - REIT	2,428,100	4,782,639
Fomento Economico Mexicano SAB de CV - SPADR	3,200	263,264
Genomma Lab Internacional SAB de CV (a)	111,715	204,328
Grupo Carso SAB de CV, Series A	61,300	192,134
Grupo Financiero Banorte SAB de CV	28,300	125,797
		13,674,371
Mongolia — 0.1%
Mongolian Mining Corp. (a)	2,637,500	2,514,444

Netherlands — 0.8%
Akzo Nobel NV	4,618	272,434
ASML Holding NV	5,114	255,154
CNH Global NV (a)	32,296	1,282,151
Heineken NV	20,126	1,118,327
ING Groep NV - CVA (a)	460,883	3,843,408
Koninklijke (Royal) KPN NV	79,119	869,885
Koninklijke (Royal) Philips Electronics NV	370,784	7,514,681
Koninklijke Ahold NV	298,930	4,141,370
Koninklijke Boskalis Westminster NV - CVA	19,337	726,721
LyondellBasell Industries NV, Class A	49,600	2,165,040
Postni NV	867,551	5,352,727
Randstad Holding NV	4,222	159,169
Reed Elsevier NV	170,129	2,171,809
Royal Dutch Shell plc, Class A - BATS Europe Shares	224	7,820
Royal Dutch Shell plc, Class A - Quote MTF Shares	92,162	3,229,321
Royal Dutch Shell plc, Class B	44,724	1,575,673
TNT Express NV	3,927	48,560
Wolters Kluwer NV	6,924	131,061
		34,865,311
New Zealand — 0.0%
Chorus Ltd. (a)	17,524	53,098
Telecom Corp. of New Zealand Ltd.	87,620	173,992
		227,090
Norway — 0.2%
DNB ASA	49,714	638,525
Norwegian Property ASA	2,971,900	4,633,156
Statoil ASA - SPADR	132,300	3,586,653
StatoilHydro ASA	18,591	504,064
Storebrand ASA	19,430	98,339
		9,460,737
Papua New Guinea — 0.1%
Oil Search Ltd.	356,955	2,579,146
16

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

March 31, 2012

	Number of Shares	Value

Peru — 0.1%
Cia de Minas Buenaventura SA - ADR	64,000	$2,579,840

Philippines (The) — 0.5%
ABS-CBN Holdings Corp. - PDR (a) (c)	4,082,800	3,642,046
Ayala Corp.	772,719	7,327,803
Bank of the Philippine Islands	83,210	143,425
BDO Unibank, Inc.	392,420	605,635
DMCI Holdings, Inc.	1,783,500	2,242,550
Globe Telecom, Inc.	114,030	3,008,947
Jollibee Foods Corp.	865,480	2,361,051
Lopez Holdings Corp. (c)	10,425,974	1,330,316
SM Investments Corp.	32,850	505,301
Universal Robina Corp.	86,700	127,339
		21,294,413
Poland — 0.0%
Bank Pekao SA	4,930	245,888

Russia — 0.1%
CTC Media, Inc.	10,330	120,138
Eurasia Drilling Co. Ltd. - GDR	4,111	113,340
Gazprom OAO - SPADR	8,800	108,856
Globaltrans Investment plc - GDR	16,513	282,372
LSR Group - GDR	17,957	105,946
Lukoil OAO - SPADR	55,500	3,374,400
Sberbank of Russia - SPADR (a)	33,188	444,388
Sistema JSFC - GDR	9,435	185,775
		4,735,215
Singapore — 0.5%
CapitaCommerical Trust	578,800	561,573
CapitaLand Ltd.	2,969,644	7,365,861
Genting Singapore plc (a)	333,516	452,136
Global Yellow Pages Singapore Ltd.	511,000	55,269
Great Eastern Holdings Ltd. (c)	220,000	2,432,495
GuocoLeisure Ltd.	2,053,000	1,028,543
Singapore Telecommunications Ltd.	1,302,000	3,261,944
STATS ChipPAC Ltd. (a)	2,554,000	983,606
United Industrial Corp. Ltd.	113,000	251,146
United Overseas Bank Ltd.	314,347	4,596,080
Yoma Strategic Holdings Ltd. (a)	118,000	48,195
		21,036,848
South Africa — 0.5%
Anglo Platinum Ltd.	34,292	2,390,932
AngloGold Ashanti Ltd.	6,085	224,296
AngloGold Ashanti Ltd. - SPADR	39,758	1,467,865
City Lodge Hotels Ltd.	17,434	180,029
Clicks Group Ltd.	157,526	920,200
Discovery Holdings Ltd.	16,648	109,534
FirstRand Ltd.	420,458	1,300,354
Foschini Group Ltd. (The)	14,263	230,135
Gold Fields Ltd.	20,698	285,703

17

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

March 31, 2012

	Number of Shares	Value

Hosken Consolidated Investments Ltd. (c)	446,810	$4,722,975
JD Group Ltd.	91,762	592,430
JSE Ltd.	19,964	206,431
MMI Holdings Ltd.	69,817	161,326
Mondi Ltd.	3,148	29,556
Mpact Ltd. (a)	3,909	9,027
Murray & Roberts Holdings Ltd. (a)	42,173	154,487
Nedbank Group Ltd.	79,466	1,701,580
Remgro Ltd.	29,941	520,969
RMB Holdings Ltd.	459,355	1,876,866
RMI Holdings	472,800	1,063,825
Sasol Ltd. - SPADR	52,700	2,563,328
Steinhoff International Holdings Ltd. (a)	51,222	183,806
Sun International Ltd.	113,852	1,241,206
		22,136,860
South Korea — 0.3%
Hana Financial Group, Inc.	6,587	248,445
Hankook Tire Co. Ltd.	10,062	374,373
Hyundai Mobis	15,192	3,874,053
Hyundai Motor Co.	1,845	383,021
KB Financial Group, Inc.	37,502	1,370,202
Korea Electric Power Corp. (a)	710	14,027
NHN Corp.	688	157,948
POSCO	155	52,126
Samsung Electronics Co. Ltd.	6,556	7,383,106
SK Telecom Co. Ltd.	914	113,113
		13,970,414
Spain — 0.6%
Acciona SA	5,695	397,823
Acerinox SA	34,699	445,696
ACS, Actividades de Construccion y Servicios SA	236,000	6,043,332
Banco Bilbao Vizcaya Argentaria SA	9,657	76,773
Banco Santander SA	106,093	815,612
Banco Santander SA - SPADR	5,741	44,033
Distribuidora Internacional de Alimentacion SA (a)	17,218	85,336
Ferrovial SA	569,000	6,541,875
Iberdrola SA	496,753	2,818,568
Inditex SA	9,781	936,647
Inmobiliaria Colonial SA (a)	673,394	1,399,788
Mediaset Espana Comunicacion SA	46,556	267,382
Telefonica SA	246,465	4,043,173
Viscofan SA	10,619	475,491
		24,391,529
Sweden — 0.1%
Assa Abloy AB, Class B	44,955	1,413,754
CDON Group AB (a)	4,879	41,680
Hoganas AB, Class B	8,185	298,636
Investor AB, Class B	21,712	481,595
Modern Times Group AB, Class B	3,821	210,767
Nordea Bank AB	35,686	324,614
Svenska Handelsbanken AB, Class A	40,835	1,302,296
Swedish Match AB	17,363	691,368
18

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

March 31, 2012

	Number of Shares	Value

Telefonaktiebolaget LM Ericsson, Class B	84,997	$879,139
		5,643,849
Switzerland — 0.6%
ABB Ltd. (a)	5,700	117,095
ACE Ltd.	15,400	1,127,280
Adecco SA (a)	14,469	757,627
Clariant AG (a)	35,784	494,171
Compagnie Financiere Richemont SA	17,104	1,073,929
Geberit AG (a)	4,232	885,769
Glencore International plc	465,577	2,904,230
Helvetia Holding AG	459	170,131
Logitech International SA (a)	15,446	120,346
Nestle SA	9,654	607,572
Noble Corp. (a)	56,800	2,128,296
Novartis AG	114,663	6,350,544
Roche Holding AG	9,066	1,578,452
SGS SA	1,438	2,799,326
Sonova Holding AG (a)	2,970	330,212
Tyco International Ltd.	8,100	455,058
UBS AG (a)	127,718	1,791,049
Zurich Financial Services AG (a)	15,285	4,109,719
		27,800,806
Taiwan — 0.2%
Chunghwa Telecom Co. Ltd.	109,000	335,527
Giant Manufacturing Co. Ltd.	25,000	110,395
Hon Hai Precision Industry Co. Ltd.	154,000	597,552
Taiwan Semiconductor Manufacturing Co. Ltd.	2,518,243	7,244,516
Taiwan Semiconductor Manufacturing Co. Ltd. - SPADR	36,889	563,664
Uni-President Enterprises Corp.	438,756	607,399
		9,459,053
Thailand — 0.4%
Advanced Info Service PCL	349,200	2,082,749
Bangkok Bank PCL	451,700	2,837,086
BEC World PCL	114,080	188,592
Big C Supercenter PCL	89,300	474,723
GMM Grammy PCL (c)	1,441,100	938,934
Kasikornbank PCL	598,800	3,034,043
Land and Houses PCL	2,912,900	660,411
Major Cineplex Group PCL	165,700	96,681
Matichon PCL (a) (c)	245,600	48,165
MBK PCL (c)	463,000	1,422,018
Siam Cement PCL	175,700	2,366,593
Siam Commercial Bank PCL (c)	100,700	342,739
Thanachart Capital PCL	1,436,900	1,560,329
		16,053,063
Turkey — 0.1%
BIM Birlesik Magazalar AS	4,432	167,966
Haci Omer Sabanci Holding AS	46,307	199,304
KOC Holding AS	151,396	616,480
Tupras Turkiye Petrol Rafinerileri AS	10,062	257,413
Turkiye Garanti Bankasi AS	818,504	3,246,934
Turkiye Garanti Bankasi AS - ADR	153,400	610,532
19

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

March 31, 2012

	Number of Shares	Value

Turkiye Halk Bankasi AS	37,836	$271,102
		5,369,731
United Kingdom — 4.4%
Admiral Group plc	24,341	462,257
Aggreko plc	3,681	132,407
AMEC plc	14,166	250,912
Anglo American plc - JSE Shares	3,089	115,370
Anglo American plc	37,415	1,394,100
APR Energy plc (a)	66,019	998,253
Atrium European Real Estate Ltd.	134,585	660,855
Aviva plc	34,210	181,453
BAE Systems plc	136,105	652,458
Barclays plc	186,828	705,581
Barratt Developments plc (a)	52,977	119,664
Berkeley Group Holdings plc (UNIT) (a)	13,324	281,599
BG Group plc	287,637	6,672,801
BHP Billiton plc	752,635	23,046,129
BP plc	1,120,835	8,371,523
BP plc - SPADR	78,700	3,541,500
British American Tobacco plc	3,090	156,047
British Sky Broadcasting Group plc	15,460	167,078
Bunzl plc	38,883	624,193
Cable & Wireless Communications plc	431,826	222,911
Cable & Wireless Worldwide plc	297,988	162,324
Capita plc	95,414	1,117,682
Carnival plc	23,073	737,806
Carphone Warehouse Group plc	31,654	75,994
Centrica plc	35,432	179,530
Close Brothers Group plc	10,660	133,894
Compass Group plc	117,824	1,234,816
Daily Mail & General Trust NV, Class A	13,359	96,426
Derwent London plc - REIT	125,100	3,496,532
Devro plc	49,335	241,459
Diageo plc	834,868	20,102,790
Eurocastle Investment Ltd. (a)	83,992	12,312
G4S plc	117,783	513,165
GlaxoSmithKline plc	302,140	6,746,892
Great Portland Estates plc - REIT	602,300	3,473,145
Hays plc	104,502	140,893
Homeserve plc	94,959	354,761
Howden Joinery Group plc (a)	527,329	1,048,539
ICAP plc	90,548	569,058
IG Group Holdings plc	32,585	234,788
Informa plc	123,747	875,001
International Personal Finance plc	103,453	444,420
Intertek Group plc	47,062	1,889,256
Invensys plc	361,401	1,152,394
ITV plc	382,930	540,738
Jupiter Fund Management plc	43,653	174,096
Ladbrokes plc	60,018	153,595
Lloyds Banking Group plc (a)	43,934,680	23,625,550
Marshalls plc	47,544	74,896
Michael Page International plc	188,882	1,452,132
Millennium & Copthorne Hotels plc	26,536	203,859
Mondi plc	9,680	90,991
National Express Group plc	34,626	133,371
Next plc	7,608	362,679
20

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

March 31, 2012

	Number of Shares	Value

Northgate plc (a)	12,754	$43,083
Old Mutual plc	203,110	515,207
Paragon Group of Cos. plc	173,002	526,105
Petrofac Ltd.	8,819	245,868
Provident Financial plc	34,212	627,299
Reckitt Benckiser Group plc	24,114	1,363,863
Reed Elsevier plc	57,550	509,909
Rexam plc	76,774	525,434
Rightmove plc	36,236	842,657
Rio Tinto plc	306,524	16,991,099
Rolls-Royce Holdings plc (a)	260,457	3,381,317
Royal Bank of Scotland Group plc (a)	392,103	173,311
SABMiller plc	310,252	12,450,563
Sage Group plc	180,974	865,845
Segro plc - REIT	691,600	2,598,389
Smith & Nephew plc	17,982	182,396
Smiths Group plc	27,695	466,483
Songbird Estates plc (a)	2,135,816	3,894,032
Spectris plc	18,345	528,665
Sportingbet plc	280,772	169,416
Stagecoach Group plc	120,558	492,243
Standard Chartered plc	4,903	122,263
Sthree plc	44,142	236,809
TalkTalk Telecom Group plc	95,884	209,236
Tesco plc	1,279,516	6,752,305
Thomas Cook Group plc	440,832	158,489
Tui Travel plc	141,577	444,166
Unilever plc	135,467	4,471,860
Vedanta Resources plc	150,488	2,952,777
Vodafone Group plc	1,434,164	3,959,912
Vodafone Group plc - SPADR	121,000	3,348,070
WH Smith plc	5,199	45,362
Willis Group Holdings plc	156,000	5,456,880
Wolseley plc	13,905	529,923
WPP plc	51,374	702,236
		197,386,347
Total Foreign Common Stocks (Cost $1,084,072,709)		1,163,787,320
Total Common Stocks (Cost $1,919,284,237)		2,127,843,701

	Interest Rate	Maturity Date	Principal Amount	Value

Convertible Bonds — 0.1%

Communications — 0.0%
Leap Wireless International, Inc.	4.500%	07/15/14	$500,000	476,875

Consumer, Cyclical — 0.1%
AMR Corp. (f)	6.250%	10/15/14	506,000	234,025
Chesapeake Energy Corp.	2.500%	05/15/37	865,000	783,906
				1,017,931
Consumer, Non-cyclical — 0.0%
Amylin Pharmaceuticals, Inc.	3.000%	06/15/14	365,000	361,806
21

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

March 31, 2012

	Interest Rate	Maturity Date	Principal Amount	Value
Diversified — 0.0%
Level 3 Communications, Inc.	6.500%	10/01/16	$338,000	$540,800
Sotheby's	3.125%	06/15/13	107	136
US Airways Group, Inc.	7.250%	05/15/14	56,000	101,290
				642,226
Financial — 0.0%
SL Green Realty Corp. - REIT (e)	3.000%	03/30/27	318,000	318,000
Total Convertible Bonds (Cost $2,380,992)				2,816,838

Subordinated Convertible Notes — 0.0%

Financial — 0.0%
Eurocastle Investment Ltd. (b) (c) (d)	20.000%	09/30/19	168,000	82,156
Total Subordinated Convertible Notes (Cost $234,881)				82,156

Corporate Bonds — 2.6%

Basic Materials — 0.1%
Ashland, Inc.	9.125%	06/01/17	730,000	809,387
Cascades, Inc.	7.875%	01/15/20	435,000	429,563
CF Industries, Inc.	6.875%	05/01/18	105,000	121,144
CF Industries, Inc.	7.125%	05/01/20	570,000	679,012
Clearwater Paper Corp.	7.125%	11/01/18	115,000	121,900
Ferro Corp.	7.875%	08/15/18	205,000	209,100
FMG Resources August 2006 Pty Ltd. (e)	7.000%	11/01/15	1,740,000	1,774,800
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC	9.000%	11/15/20	255,000	237,150
LyondellBasell Industries NV (e)	6.000%	11/15/21	220,000	231,000
Momentive Performance Materials, Inc.	9.000%	01/15/21	341,000	298,375
Neenah Paper, Inc.	7.375%	11/15/14	390,000	390,000
				5,301,431
Communications — 0.6%
Catalina Marketing Corp. (e)	10.500%	10/01/15	475,000	453,625
CCO Holdings LLC / CCO Holdings Capital Corp.	7.250%	10/30/17	945,000	1,013,512
CCO Holdings LLC / CCO Holdings Capital Corp.	7.875%	04/30/18	1,315,000	1,420,200
CCO Holdings LLC / CCO Holdings Capital Corp.	8.125%	04/30/20	110,000	122,100
CCO Holdings LLC / CCO Holdings Capital Corp.	6.625%	01/31/22	250,000	259,375
Checkout Holding Corp. (e) (g)	0.000%	11/15/15	255,000	105,825
Cricket Communications, Inc.	10.000%	07/15/15	535,000	563,087
Cricket Communications, Inc.	7.750%	05/15/16	210,000	221,550
Cricket Communications, Inc.	7.750%	10/15/20	300,000	294,750
CSC Holdings, Inc.	7.875%	02/15/18	1,475,000	1,648,312
DISH DBS Corp.	7.875%	09/01/19	535,000	615,250
DISH DBS Corp.	6.750%	06/01/21	1,125,000	1,212,187
eAccess Ltd. (e)	8.250%	04/01/18	220,000	210,650
Equinix, Inc.	7.000%	07/15/21	225,000	246,938
Frontier Communications Corp.	8.250%	05/01/14	240,000	260,400
Frontier Communications Corp.	7.875%	04/15/15	555,000	596,625
GCI, Inc.	6.750%	06/01/21	180,000	181,125
Harron Communications LP/Harron Finance Corp. (e)	9.125%	04/01/20	315,000	325,238
Hughes Satellite Systems Corp.	6.500%	06/15/19	485,000	506,825
Intelsat Jackson Holdings SA	9.500%	06/15/16	400,000	418,000
22

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

March 31, 2012

	Interest Rate	Maturity Date	Principal Amount	Value
Intelsat Jackson Holdings SA	7.250%	04/01/19	$270,000	$283,838
Intelsat Jackson Holdings SA	8.500%	11/01/19	290,000	318,275
Intelsat Jackson Holdings SA	7.500%	04/01/21	535,000	562,419
Intelsat Luxembourg SA	11.500%	02/04/17	715,839	744,473
Intelsat Luxembourg SA (e)	11.500%	02/04/17	250,000	257,500
Lamar Media Corp. (e)	5.875%	02/01/22	205,000	208,588
Level 3 Financing, Inc. (e)	8.625%	07/15/20	575,000	603,750
Mediacom Broadband LLC / Mediacom Broadband Corp.	8.500%	10/15/15	1,295,000	1,333,850
MetroPCS Wireless, Inc.	7.875%	09/01/18	575,000	605,187
MetroPCS Wireless, Inc.	6.625%	11/15/20	490,000	486,938
Quebecor Media, Inc.	7.750%	03/15/16	1,625,000	1,667,656
SBA Telecommunications, Inc.	8.000%	08/15/16	165,000	177,375
Sinclair Television Group, Inc. (e)	9.250%	11/01/17	305,000	339,313
Sorenson Communications, Inc. (e)	10.500%	02/01/15	600,000	495,000
Sprint Nextel Corp. (e)	9.000%	11/15/18	825,000	905,437
Sprint Nextel Corp. (e)	7.000%	03/01/20	335,000	340,025
Syniverse Holdings, Inc.	9.125%	01/15/19	650,000	716,625
UPCB Finance V Ltd. (e)	7.250%	11/15/21	230,000	243,225
UPCB Finance VI Ltd. (e)	6.875%	01/15/22	480,000	495,600
Virgin Media Finance plc	9.500%	08/15/16	470,000	529,925
Wind Acquisition Finance SA (e)	11.750%	07/15/17	320,000	315,200
Windstream Corp.	8.125%	09/01/18	400,000	428,000
Windstream Corp.	7.750%	10/15/20	355,000	379,850
Windstream Corp.	7.500%	06/01/22	285,000	297,825
				23,411,448
Consumer, Cyclical — 0.3%
Affinia Group, Inc. (e)	10.750%	08/15/16	333,000	364,635
AMC Entertainment, Inc.	8.750%	06/01/19	545,000	570,887
AMC Entertainment, Inc.	9.750%	12/01/20	360,000	339,300
AmeriGas Finance LLC / AmeriGas Finance Corp.	6.750%	05/20/20	125,000	126,875
AmeriGas Finance LLC / AmeriGas Finance Corp.	7.000%	05/20/22	215,000	219,300
ArvinMeritor, Inc.	8.125%	09/15/15	475,000	501,125
ArvinMeritor, Inc.	10.625%	03/15/18	415,000	446,125
BB Liquidating, Inc. (b) (c) (f)	9.000%	09/01/12	344,000	—
Caesars Entertainment Operating Co. Inc.	11.250%	06/01/17	850,000	926,500
Caesars Operating Escrow LLC / Caesars Escrow Corp. (e)	8.500%	02/15/20	435,000	442,612
CityCenter Holdings LLC / CityCenter Finance Corp.	7.625%	01/15/16	110,000	116,050
Easton-Bell Sports, Inc.	9.750%	12/01/16	425,000	470,156
Ferrellgas LP / Ferrellgas Finance Corp.	6.500%	05/01/21	271,000	244,578
Ford Motor Co.	7.450%	07/16/31	955,000	1,167,487
Greektown Superholdings, Inc.	13.000%	07/01/15	130,000	142,675
Hanesbrands, Inc.	6.375%	12/15/20	350,000	359,625
KB Home	8.000%	03/15/20	601,000	594,990
Macy's Retail Holdings, Inc.	5.900%	12/01/16	510,000	585,251
MGM Resorts International	11.125%	11/15/17	175,000	197,969
MGM Resorts International	9.000%	03/15/20	265,000	294,813
Michaels Stores, Inc.	7.750%	11/01/18	825,000	878,625
NAI Entertainment Holdings LLC (e)	8.250%	12/15/17	101,000	110,848
Number Merger Sub, Inc. (e)	11.000%	12/15/19	680,000	727,600
Peninsula Gaming LLC	8.375%	08/15/15	400,000	422,000
Regal Cinemas Corp.	8.625%	07/15/19	350,000	382,375
Regal Entertainment Group	9.125%	08/15/18	185,000	202,575
Rite Aid Corp.	9.750%	06/12/16	205,000	227,038
Sally Holdings LLC / Sally Capital, Inc. (e)	6.875%	11/15/19	210,000	223,650
Starwood Hotels & Resorts Worldwide, Inc.	7.150%	12/01/19	185,000	219,225
Tenneco, Inc.	7.750%	08/15/18	100,000	108,000
TRW Automotive, Inc. (e)	7.250%	03/15/17	1,305,000	1,455,075
23

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

March 31, 2012

	Interest Rate	Maturity Date	Principal Amount	Value
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.	7.750%	08/15/20	$790,000	$868,012
				13,935,976
Consumer, Non-cyclical — 0.3%
Alere, Inc.	9.000%	05/15/16	345,000	359,663
American Renal Holdings	8.375%	05/15/18	535,000	569,106
ARAMARK Corp.	8.500%	02/01/15	520,000	533,005
ARAMARK Holdings Corp. (e)	8.625%	05/01/16	245,000	251,125
Biomet, Inc.	10.000%	10/15/17	95,000	102,244
BioScrip, Inc.	10.250%	10/01/15	345,000	373,462
Cenveo Corp.	7.875%	12/01/13	205,000	195,775
CHS / Community Health Systems, Inc.	8.875%	07/15/15	248,000	256,990
Constellation Brands, Inc.	7.250%	09/01/16	785,000	889,012
Fresenius Medical Care US Finance II, Inc. (e)	5.625%	07/31/19	175,000	180,250
Fresenius Medical Care US Finance II, Inc. (e)	5.875%	01/31/22	145,000	148,988
Fresenius Medical Care US Finance, Inc. (e)	6.500%	09/15/18	90,000	98,100
HCA, Inc.	6.375%	01/15/15	960,000	1,012,800
HCA, Inc.	6.500%	02/15/20	1,795,000	1,884,750
Health Management Associates, Inc. (e)	7.375%	01/15/20	191,000	194,820
Healthsouth Corp.	7.250%	10/01/18	860,000	918,050
Iron Mountain, Inc.	7.750%	10/01/19	535,000	584,487
National Money Mart Co.	10.375%	12/15/16	180,000	198,900
Radiation Therapy Services, Inc.	9.875%	04/15/17	656,000	526,440
Reynolds Group Escrow (e)	7.750%	10/15/16	240,000	253,800
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Luxembourg (e)	7.875%	08/15/19	160,000	172,000
Service Corp. International	6.750%	04/01/16	550,000	595,375
Service Corp. International	7.625%	10/01/18	231,000	265,650
Service Corp. International	7.000%	05/15/19	440,000	476,300
STHI Holding Corp. (e)	8.000%	03/15/18	80,000	84,800
Tenet Healthcare Corp.	10.000%	05/01/18	1,225,000	1,402,625
UR Financing Escrow Corp. (e)	5.750%	07/15/18	85,000	87,019
UR Financing Escrow Corp. (e)	7.375%	05/15/20	275,000	281,188
UR Financing Escrow Corp. (e)	7.625%	04/15/22	190,000	195,225
Valeant Pharmaceuticals International (e)	6.750%	08/15/21	810,000	787,725
				13,879,674
Energy — 0.3%
Alpha Natural Resources, Inc.	6.000%	06/01/19	145,000	131,225
Alpha Natural Resources, Inc.	6.250%	06/01/21	96,000	86,640
Antero Resources Finance Corp.	9.375%	12/01/17	455,000	492,537
Antero Resources Finance Corp. (e)	7.250%	08/01/19	330,000	339,900
Arch Coal, Inc.	7.250%	10/01/20	160,000	148,400
Basic Energy Services, Inc.	7.125%	04/15/16	450,000	456,750
Basic Energy Services, Inc.	7.750%	02/15/19	115,000	117,875
Berry Petroleum Co.	10.250%	06/01/14	350,000	404,250
Chesapeake Energy Corp.	6.625%	08/15/20	165,000	167,888
Chesapeake Energy Corp.	6.875%	11/15/20	370,000	382,025
Continental Resources, Inc. (e)	5.000%	09/15/22	285,000	286,425
El Paso Corp.	7.000%	06/15/17	1,200,000	1,336,253
El Paso Corp.	6.500%	09/15/20	405,000	445,900
El Paso Corp.	7.750%	01/15/32	90,000	102,487
Endeavour International Corp. (e)	12.000%	03/01/18	490,000	494,900
Energy Transfer Equity LP	7.500%	10/15/20	770,000	854,700
Harvest Operations Corp. (e)	6.875%	10/01/17	765,000	810,900
Kinder Morgan Finance Co. LLC (e)	6.000%	01/15/18	211,000	223,924
Lone Pine Resources Canada Ltd. (e)	10.375%	02/15/17	180,000	184,050
MarkWest Energy Partners LP / MarkWest Energy Finance Corp.	6.250%	06/15/22	341,000	358,050
Newfield Exploration Co.	6.625%	04/15/16	795,000	812,887
24

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

March 31, 2012

	Interest Rate	Maturity Date	Principal Amount	Value
Newfield Exploration Co.	7.125%	05/15/18	$95,000	$99,988
Newfield Exploration Co.	5.750%	01/30/22	285,000	298,537
NGPL PipeCo LLC (e)	7.119%	12/15/17	330,000	300,703
Peabody Energy Corp.	7.375%	11/01/16	995,000	1,092,012
Peabody Energy Corp. (e)	6.000%	11/15/18	235,000	230,300
Peabody Energy Corp.	6.500%	09/15/20	285,000	285,000
Petroleum Development Corp.	12.000%	02/15/18	50,000	54,250
Pioneer Natural Resources Co.	6.650%	03/15/17	480,000	548,783
Pioneer Natural Resources Co.	6.875%	05/01/18	775,000	911,529
Plains Exploration & Production Co.	6.625%	05/01/21	80,000	84,800
Plains Exploration & Production Co.	6.750%	02/01/22	351,000	366,795
Range Resources Corp.	6.750%	08/01/20	290,000	314,650
Range Resources Corp.	5.750%	06/01/21	800,000	840,000
Rosetta Resources, Inc.	9.500%	04/15/18	305,000	335,500
				14,400,813
Financial — 0.5%
Air Lease Corp. (e)	5.625%	04/01/17	446,000	444,328
Ally Financial, Inc.	7.500%	09/15/20	1,390,000	1,501,200
CIT Group, Inc. (e)	7.000%	05/02/16	194,000	194,485
CIT Group, Inc. (e)	7.000%	05/02/17	1,767,000	1,771,417
CIT Group, Inc.	5.250%	03/15/18	1,090,000	1,111,800
CIT Group, Inc. (e)	6.625%	04/01/18	232,000	251,430
Community Choice Financial, Inc. (e)	10.750%	05/01/19	465,000	453,956
Credit Acceptance Corp.	9.125%	02/01/17	660,000	712,800
Dolphin Subsidiary II, Inc. (e)	7.250%	10/15/21	290,000	321,900
Entertainment Properties Trust - REIT	7.750%	07/15/20	500,000	525,748
Fibria Overseas Finance Ltd. (e)	7.500%	05/04/20	493,000	520,756
Ford Motor Credit Co. LLC	8.000%	12/15/16	1,980,000	2,295,620
Ford Motor Credit Co. LLC	8.125%	01/15/20	450,000	543,935
Hartford Financial Services Group, Inc. (VRN)	8.125%	06/15/38	725,000	773,938
Hexion US Finance Corp. (e)	6.625%	04/15/20	210,000	214,725
Host Hotels & Resorts, LP - REIT	6.000%	11/01/20	850,000	901,000
International Lease Finance Corp.	5.650%	06/01/14	875,000	890,312
International Lease Finance Corp.	8.625%	09/15/15	610,000	671,000
International Lease Finance Corp.	5.750%	05/15/16	216,000	215,758
International Lease Finance Corp.	5.875%	04/01/19	405,000	391,414
International Lease Finance Corp.	6.250%	05/15/19	900,000	888,371
LBG Capital NO. 1 plc (e)	7.875%	11/01/20	945,000	850,500
MBNA Capital A	8.278%	12/01/26	355,000	358,550
NB Capital Trust IV	8.250%	04/15/27	600,000	612,000
Offshore Group Investments Ltd.-Global	11.500%	08/01/15	450,000	495,000
Provident Funding Associates (e)	10.250%	04/15/17	1,355,000	1,317,737
Realogy Corp. (e)	7.625%	01/15/20	365,000	381,425
SLM Corp.	6.250%	01/25/16	230,000	239,200
SLM Corp.	8.450%	06/15/18	769,000	857,435
SLM Corp.	8.000%	03/25/20	156,000	168,480
TMX Finance LLC / TitleMax Finance Corp. (Issued 10/31/11)	13.250%	07/15/15	170,000	187,850
TMX Finance LLC / TitleMax Finance Corp. (Issued 05/20/11)	13.250%	07/15/15	600,000	663,000
				21,727,070
Industrial — 0.2%
ACL I Corp. (e)	10.625%	02/15/16	509,133	510,406
Ball Corp.	7.125%	09/01/16	50,000	54,500
Ball Corp.	7.375%	09/01/19	70,000	77,350
Ball Corp.	5.750%	05/15/21	421,000	447,313
BE Aerospace, Inc.	6.875%	10/01/20	770,000	843,150
Case New Holland, Inc.	7.875%	12/01/17	1,265,000	1,470,562
CPM Holdings, Inc.	10.625%	09/01/14	380,000	404,700
25

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

March 31, 2012

	Interest Rate	Maturity Date	Principal Amount	Value
Crown Americas LLC / Crown Americas Capital Corp. II	7.625%	05/15/17	$510,000	$548,887
Crown Americas LLC / Crown Americas Capital Corp. III	6.250%	02/01/21	160,000	172,000
Darling International, Inc.	8.500%	12/15/18	155,000	172,825
Esterline Technologies Corp.	7.000%	08/01/20	570,000	629,850
Huntington Ingalls Industries, Inc.	6.875%	03/15/18	596,000	631,760
Huntington Ingalls Industries, Inc.	7.125%	03/15/21	225,000	241,031
JM Huber Corp. (e)	9.875%	11/01/19	590,000	613,600
Marquette Transportation Co./Marquette Transportation Finance Corp.	10.875%	01/15/17	385,000	405,694
Masco Corp.	6.125%	10/03/16	140,000	147,991
Masco Corp.	7.125%	03/15/20	385,000	411,592
Masco Corp.	7.750%	08/01/29	60,000	61,886
Owens Corning, Inc.	9.000%	06/15/19	360,000	444,433
Owens-Brockway Glass Container, Inc.	7.375%	05/15/16	360,000	405,000
TransDigm, Inc.	7.750%	12/15/18	800,000	866,000
Videotron LTEE (e)	5.000%	07/15/22	395,000	391,050
				9,951,580
Technology — 0.2%
CDW LLC / CDW Finance Corp.	8.000%	12/15/18	715,000	773,987
CDW LLC / CDW Finance Corp.	8.500%	04/01/19	432,000	459,000
Emdeon, Inc. (e)	11.000%	12/31/19	730,000	824,900
Fidelity National Information Services, Inc. (e)	7.625%	07/15/17	150,000	163,500
Fidelity National Information Services, Inc. (e)	5.000%	03/15/22	315,000	310,275
First Data Corp. (e)	7.375%	06/15/19	990,000	1,008,562
First Data Corp. (e)	8.250%	01/15/21	190,000	185,725
First Data Corp. (e)	8.750%	01/15/22	190,000	183,350
Freescale Semiconductor, Inc.	8.875%	12/15/14	107,000	109,809
Freescale Semiconductor, Inc. (e)	9.250%	04/15/18	1,035,000	1,133,325
Freescale Semiconductor, Inc.	10.750%	08/01/20	67,000	75,208
IMS Health, Inc. (e)	12.500%	03/01/18	420,000	496,650
Lawson Software, Inc. (e)	9.375%	04/01/19	130,000	134,550
Seagate HDD Cayman	6.875%	05/01/20	520,000	553,150
Seagate Technology HDD Holdings, Inc.	6.800%	10/01/16	505,000	556,762
SunGard Data Systems, Inc.	10.250%	08/15/15	330,000	342,788
SunGard Data Systems, Inc.	7.375%	11/15/18	576,000	612,000
SunGard Data Systems, Inc.	7.625%	11/15/20	195,000	208,163
				8,131,704
Utilities — 0.1%
AES Corp. (The)	8.000%	10/15/17	1,055,000	1,188,194
Calpine Corp. (e)	7.250%	10/15/17	590,000	625,400
Calpine Corp. (e)	7.500%	02/15/21	325,000	346,937
GenOn Energy Inc.	7.875%	06/15/17	420,000	366,450
Intergen NV (e)	9.000%	06/30/17	525,000	552,562
Texas Competitive Electric Holdings Co. LLC / TCEH Finance, Inc. (e)	11.500%	10/01/20	405,000	264,263
				3,343,806
Total Corporate Bonds (Cost $106,876,573)				114,083,502

Asset-Backed Securities — 0.5%
Aames Mortgage Investment Trust, Ser. 2005-4, Class M1 (FRN) (STEP)	0.947%	10/25/35	1,500,000	1,332,791
Ace Securities Corp., Ser. 2005-HE7, Class A2D (FRN) (STEP)	0.572%	11/25/35	400,000	321,276
Asset Backed Funding Certificates, Ser. 2005-AQ1, Class A6 (STEP)	4.780%	06/25/35	1,367,294	1,350,606
26

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

March 31, 2012

	Interest Rate	Maturity Date	Principal Amount	Value
Bear Stearns Asset Backed Securities Trust
Ser. 2005-4, Class M1 (FRN) (STEP)	0.742%	01/25/36	$3,725,685	$3,261,711
Ser. 2006-HE1, Class 1A2 (FRN) (STEP)	0.462%	12/25/35	212,450	204,886
Carrington Mortgage Loan Trust, Ser. 2005-NC5, Class A2 (FRN)	0.562%	10/25/35	217,712	201,350
Countrywide Asset-Backed Certificates
Ser. 2004-1, Class 3A (FRN) (STEP)	0.802%	04/25/34	293,688	230,457
Ser. 2004-12, Class MV3 (FRN) (STEP)	0.902%	03/25/35	2,400,000	1,792,061
Ser. 2005-1, Class MV2 (FRN) (STEP)	0.682%	07/25/35	514,473	481,809
Ser. 2005-4, Class MV2 (FRN) (STEP) (c)	0.722%	10/25/35	3,500,000	2,409,120
Credit-Based Asset Servicing and Securitization, Ser. 2005-CB2, Class M1 (FRN) (STEP)	0.682%	04/25/36	46,895	41,347
Downey Savings & Loan Association Mortgage Loan Trust, Ser. 2004-AR3, Class B2 (FRN) (c)	1.342%	07/19/44	92,214	19,758
First Franklin Mortgage Loan Asset Backed Certificates
Ser. 2005-FF10, Class A4 (FRN) (STEP)	0.562%	11/25/35	266,328	214,886
Ser. 2005-FF5, Class M1 (FRN) (STEP)	0.692%	03/25/35	765,884	717,972
Ser. 2006-FF1, Class 2A3 (FRN)	0.482%	01/25/36	1,294,917	1,115,726
HSI Asset Securitization Corp. Trust, Ser. 2006-OPT2, Class 2A3 (FRN)	0.432%	01/25/36	482,476	417,438
Indymac Residential Asset Backed Trust, Ser. 2005-D, Class AII3 (FRN) (STEP)	0.492%	03/25/36	733,483	602,766
Long Beach Mortgage Loan Trust
Ser. 2005-1, Class M2 (FRN) (STEP)	0.772%	02/25/35	2,500,000	1,799,825
Ser. 2005-3, Class 2A2 (FRN) (STEP)	0.522%	08/25/45	556,415	542,686
Ser. 2005-WL1, Class M2 (FRN) (STEP)	0.792%	06/25/35	2,464,951	2,148,047
Ser. 2005-WL2, Class M1 (FRN) (STEP)	0.712%	08/25/35	400,000	340,928
Ser. 2006-4, Class 2A3 (FRN) (c)	0.402%	05/25/36	880,295	269,579
Morgan Stanley ABS Capital I
Ser. 2002-HE3, Class A2 (FRN) (STEP)	1.322%	03/25/33	122,819	105,709
Ser. 2005-HE6, Class A2C (FRN) (STEP)	0.562%	11/25/35	599,913	482,607
New Century Home Equity Loan Trust, Ser. 2003-2, Class M2 (FRN) (STEP) (c)	3.242%	01/25/33	304,262	182,359
Residential Asset Securities Corp.
Ser. 2004-KS9, Class AII4 (FRN) (STEP) (c)	0.842%	10/25/34	103,436	48,106
Ser. 2006-EMX8, Class 1A3 (FRN) (STEP) (c)	0.412%	10/25/36	700,000	260,275
Securitized Asset Backed Receivables LLC Trust, Ser. 2005-HE1, Class A3C (FRN) (STEP)	0.572%	10/25/35	65,203	56,688
Soundview Home Equity Loan Trust
Ser. 2005-OPT3, Class A4 (FRN) (STEP)	0.542%	11/25/35	1,859,528	1,735,592
Ser. 2005-OPT4, Class 2A3 (FRN)	0.502%	12/25/35	108,821	99,031
Specialty Underwriting & Residential Finance, Ser. 2005-BC4, Class A2B (FRN) (STEP)	0.472%	09/25/36	150,798	148,649
Washington Mutual, Inc., Ser. 2005-AR1, Class A3 (FRN) (STEP)	0.602%	01/25/45	222,546	164,592

Total Asset-Backed Securities (Cost $25,641,046)				23,100,633

Mortgage-Backed Securities - Private Issuers — 1.3%
American Home Mortgage Investment Trust
Ser. 2004-1, Class 4A (FRN)	2.740%	04/25/44	60,765	45,454
Ser. 2004-4, Class 4A (FRN)	2.241%	02/25/45	231,992	188,386
Ser. 2005-1, Class 6A (FRN)	2.740%	06/25/45	372,457	304,135
Asset Securitization Corp., Ser. 1997-D5, Class A4 (VRN)	7.253%	02/14/43	948,000	967,811
Banc of America Commercial Mortgage, Inc.
Ser. 2004-6, Class A3	4.512%	12/10/42	822,720	839,214
Ser. 2005-2, Class A4 (VRN)	4.783%	07/10/43	125,983	125,949
Ser. 2005-3, Class A3A	4.621%	07/10/43	1,610,000	1,632,181
Ser. 2006-6, Class A2	5.309%	10/10/45	1,203,521	1,213,012
Ser. 2007-4, Class A4 (VRN)	5.916%	02/10/51	2,705,000	3,065,766
Banc of America Funding Corp., Ser. 2004-B, Class 1A2 (FRN)	2.815%	12/20/34	148,751	95,599
27

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

March 31, 2012

	Interest Rate	Maturity Date	Principal Amount	Value
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Ser. 2004-5, Class AAB	4.673%	11/10/41	$828,834	$841,288
Ser. 2007-3, Class A2 (VRN)	5.837%	06/10/49	805,915	818,699
Bear Stearns Commercial Mortgage Securities, Inc.
Ser. 2002-TOP6, Class A2	6.460%	10/15/36	257,379	257,272
Ser. 2007-PW17, Class A4 (VRN)	5.694%	06/11/50	1,169,000	1,330,853
Citigroup Mortgage Loan Trust, Inc., Ser. 2007-AR5, Class 1A2A (FRN)	2.802%	04/25/37	346,756	231,011
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2007-CD5, Class A4 (VRN)	5.886%	11/15/44	4,000,000	4,590,904
Commercial Mortgage Pass Through Certificates, Ser. 2012-LC4, Class A4	3.288%	12/10/44	1,973,000	1,979,099
GE Capital Commercial Mortgage Corp.
Ser. 2005-C3, Class A4 (VRN)	5.046%	07/10/45	101,231	101,208
Ser. 2007-C1, Class A3	5.481%	12/10/49	500,000	543,156
Greenwich Capital Commercial Funding Corp., Ser. 2005-GG3, Class A2	4.305%	08/10/42	760,303	760,057
GS Mortgage Securities Corp. II
Ser. 2007-GG10, Class A3 (VRN)	5.980%	08/10/45	4,000,000	4,220,156
Ser. 2007-GG10, Class A4 (VRN)	5.980%	08/10/45	4,000,000	4,438,788
Harborview Mortgage Loan Trust
Ser. 2004-7, Class 2A2 (FRN)	2.427%	11/19/34	68,765	51,128
Ser. 2005-9, Class 2A1A (FRN) (STEP)	0.582%	06/20/35	84,236	69,337
JP Morgan Chase Commercial Mortgage Securities Corp.
Ser. 2002-C1, Class A3	5.376%	07/12/37	576,969	579,699
Ser. 2004-CB8, Class A3	4.007%	01/12/39	652,271	658,279
Ser. 2005-LDP1, Class A2	4.625%	03/15/46	99,105	100,368
Ser. 2005-LDP4, Class A3A1	4.871%	10/15/42	567,558	567,260
Ser. 2006-LDP7, Class A3B (VRN)	6.065%	04/15/45	1,071,000	1,117,383
Ser. 2011-C5, Class A3	4.171%	08/15/46	4,000,000	4,298,668
LB-UBS Commercial Mortgage Trust
Ser. 2003-C3, Class A4	4.166%	05/15/32	500,000	513,776
Ser. 2003-C8, Class A3	4.830%	11/15/27	252,905	256,955
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-8, Class A3 (VRN)	6.165%	08/12/49	4,000,000	4,427,608
MLCC Mortgage Investors, Inc., Ser. 2004-D, Class A2 (FRN) (STEP)	1.473%	08/25/29	118,195	109,015
Morgan Stanley Capital I
Ser. 1998-HF2, Class G (e)	6.010%	11/15/30	63,930	63,902
Ser. 2007-HQ11, Class A31	5.439%	02/12/44	770,000	805,555
Ser. 2011-C1, Class A4 (VRN) (e)	5.033%	09/15/47	3,585,000	4,054,112
Ser. 2011-C3, Class A2	3.224%	07/15/49	800,000	845,121
Nomura Asset Securities Corp., Ser. 1998-D6, Class A3 (VRN)	7.529%	03/15/30	4,000,000	4,187,920
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2005-19XS, Class 1A1 (FRN) (STEP)	0.562%	10/25/35	322,554	198,546
Structured Asset Securities Corp.
Ser. 2005-RF1, Class A (FRN) (c) (e)	0.592%	03/25/35	321,519	253,591
Ser. 2005-RF3, Class 1A (FRN) (c) (e)	0.592%	06/25/35	642,042	494,596
Wachovia Bank Commercial Mortgage Trust
Ser. 2003-C7, Class A1 (e)	4.241%	10/15/35	1,125,468	1,132,275
Ser. 2005-C20, Class AMFX (VRN)	5.179%	07/15/42	2,033,000	2,185,369
Ser. 2006-C28, Class A2	5.500%	10/15/48	1,138,125	1,142,786
WF-RBS Commercial Mortgage Trust, Ser. 2011-C4, Class A4 (VRN) (e)	4.902%	06/15/44	948,000	1,052,710

Total Mortgage-Backed Securities - Private Issuers (Cost $53,720,807)				57,755,957

Mortgage-Backed Securities - US Government Agency Obligations — 0.6%
FHLMC
28

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

March 31, 2012

	Interest Rate	Maturity Date	Principal Amount	Value
Pool #1B1349 (FRN)	2.630%	09/01/33	$1,061,668	$1,137,527
Pool #1M1044 (FRN)	2.413%	09/01/36	446,637	473,924
Pool #781697 (FRN)	2.482%	07/01/34	160,751	168,453
Pool #G18022	5.500%	11/01/19	1,338,368	1,453,162
Ser. 2002-2530, Class QI (FRN) (IO)	6.758%	01/15/32	146,928	26,374
Ser. 2005-2922, Class SE (FRN) (IO)	6.508%	02/15/35	314,260	63,045
Ser. 2005-2934, Class HI (IO)	5.000%	02/15/20	47,659	5,374
Ser. 2005-2934, Class KI (IO)	5.000%	02/15/20	23,423	2,444
Ser. 2005-2965, Class SA (FRN) (IO)	5.808%	05/15/32	845,170	125,900
Ser. 2005-2967, Class JI (IO)	5.000%	04/15/20	26,533	2,903
Ser. 2005-2980, Class SL (FRN) (IO)	6.458%	11/15/34	435,762	82,206
Ser. 2006-3114, Class GI (FRN) (IO)	6.358%	02/15/36	1,385,614	248,825
Ser. 2007-3308, Class S (FRN) (IO)	6.958%	03/15/32	925,859	149,138
Ser. 2008-3424, Class XI (FRN) (IO)	6.328%	05/15/36	541,537	95,949
Ser. 2008-3489, Class SD (FRN) (IO)	7.558%	06/15/32	422,529	83,470
Ser. 2010-3659, Class IE (IO)	5.000%	03/15/19	359,828	30,013
Ser. 2010-3685, Class EI (IO)	5.000%	03/15/19	797,613	59,491
Ser. 2010-3731, Class IO (IO)	5.000%	07/15/19	390,660	29,338
Ser. 2011-3907, Class SW (FRN) (IO)	6.408%	07/15/26	1,722,356	299,152
Ser. 2012-3995, Class KI (IO)	3.500%	02/15/27	7,476,401	979,171
FHLMC Strip
Ser. 2004-227, Class IO (IO)	5.000%	12/01/34	197,105	29,109
Ser. 2005-232, Class IO (IO)	5.000%	08/01/35	90,315	14,545
Ser. 2005-233, Class 5 (IO)	4.500%	09/15/35	37,718	5,049
FNMA
Pool #685563 (FRN)	2.810%	01/01/33	232,694	248,408
Pool #693348 (FRN)	2.142%	02/01/33	1,559,561	1,646,737
Pool #739758 (FRN)	2.315%	08/01/33	208,413	220,989
Pool #801335 (FRN)	2.032%	09/01/34	698,270	740,558
Pool #806765 (FRN)	2.054%	11/01/34	189,819	200,715
Pool #815054 (FRN)	2.439%	04/01/35	265,367	283,003
Pool #828480 (FRN)	2.605%	06/01/35	159,204	170,525
Pool #831360	5.500%	03/01/21	233,281	256,494
Pool #834928 (FRN)	2.228%	07/01/35	1,741,267	1,844,366
Pool #841068	2.497%	11/01/34	976,433	1,041,044
Pool #847637 (FRN)	2.893%	01/01/34	138,680	147,442
Pool #865792	5.500%	03/01/21	165,548	180,521
Pool #879906 (FRN)	2.622%	10/01/33	838,003	895,015
Pool #880373 (FRN)	2.374%	02/01/36	1,355,323	1,444,139
Pool #889487 (FRN)	2.668%	08/01/35	211,852	226,456
Pool #985096	6.000%	12/01/38	782,414	867,509
Pool #991526	6.000%	11/01/38	255,195	282,979
Pool #995651	6.000%	11/01/37	631,777	699,348
Ser. 2004-31, Class SG (FRN) (IO)	6.858%	08/25/33	353,652	48,241
Ser. 2004-49, Class SQ (FRN) (IO)	6.808%	07/25/34	252,416	47,338
Ser. 2004-51, Class SX (FRN) (IO)	6.878%	07/25/34	441,297	69,557
Ser. 2004-64, Class SW (FRN) (IO)	6.808%	08/25/34	1,140,492	211,033
Ser. 2004-66, Class SE (FRN) (IO)	6.258%	09/25/34	774,767	137,577
Ser. 2005-12, Class SC (FRN) (IO)	6.508%	03/25/35	749,054	126,517
Ser. 2005-45, Class SR (FRN) (IO)	6.478%	06/25/35	488,937	82,259
Ser. 2005-65, Class KI (FRN) (IO)	6.758%	08/25/35	2,252,226	438,709
Ser. 2006-3, Class SA (FRN) (IO)	5.908%	03/25/36	451,161	71,548
Ser. 2008-34, Class SM (FRN) (IO)	6.508%	05/25/38	990,958	200,124
Ser. 2008-86, Class IO (IO)	4.500%	03/25/23	692,864	50,371
Ser. 2008-87, Class AS (FRN) (IO)	7.408%	07/25/33	2,214,099	372,638
Ser. 2010 Pool #AE5528	6.000%	11/01/22	1,872,059	1,993,722
Ser. 2010 Pool #AE5529	7.000%	11/01/22	1,142,480	1,261,340
Ser. 2010-105, Class IO (IO)	5.000%	08/25/20	382,676	40,538
Ser. 2010-121, Class IO (IO)	5.000%	10/25/25	1,838,985	152,211
Ser. 2010-29, Class KJ (IO)	5.000%	12/25/21	6,704,114	669,563
Ser. 2010-37, Class GI (IO)	5.000%	04/25/25	1,612,950	126,134
29

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

March 31, 2012

	Interest Rate	Maturity Date	Principal Amount	Value
Ser. 2010-65, Class IO (IO)	5.000%	09/25/20	$849,063	$87,149
Ser. 2010-95, Class DI (IO)	4.500%	11/25/20	499,185	42,250
Ser. 2011-124, Class IC (IO)	3.500%	09/25/21	2,681,451	268,947
Ser. 2011-69, Class AI (IO)	5.000%	05/25/18	6,248,479	518,038
Ser. 2011-88, Class WI (IO)	3.500%	09/25/26	900,131	122,471
FNMA Strip
Ser. 2005-360, Class 2 (IO)	5.000%	08/01/35	587,113	93,512
Ser. 2005-365, Class 4 (IO)	5.000%	04/01/36	33,869	5,427
FNMA Whole Loan, Ser. 2002-W8, Class A3	7.500%	06/25/42	353,001	403,279
GNMA
Ser. 2003-11, Class S (FRN) (IO)	6.308%	02/16/33	795,976	135,498
Ser. 2011-145, Class SH (FRN) (IO)	5.808%	11/16/41	2,922,501	598,596
Ser. 2011-167, Class IO (IO)	5.000%	12/16/20	4,644,136	430,633
Ser. 2011-94, Class IS (FRN) (IO)	6.458%	06/16/36	568,438	111,098
Total Mortgage-Backed Securities - US Government Agency Obligations (Cost $24,922,910)				25,877,128

Bank Loans — 0.0%
Kabel Deutschland GMBH Term Loan F	4.250%	02/01/19	335,000	334,028
Texas Competitive Electric Holdings Co. LLC (FRN)	4.743%	10/10/17	1,526,120	846,081
Vertrue, Inc. (FRN) (f)	9.370%	08/14/15	455,000	592
Total Bank Loans (Cost $1,922,866)				1,180,701

US Treasury Notes/Bonds — 14.6%
US Treasury Inflation Indexed Bond (h)	2.375%	01/15/25	30,538,928	38,846,463
US Treasury Inflation Indexed Bond	1.750%	01/15/28	97,362,000	116,111,779
US Treasury Inflation Indexed Bond	2.500%	01/15/29	16,994,838	22,430,535
US Treasury Inflation Indexed Bond	3.375%	04/15/32	9,831,437	14,968,363
US Treasury Inflation Indexed Bond	2.125%	02/15/40	70,462,560	92,652,770
US Treasury Inflation Indexed Note	3.000%	07/15/12	12,604,700	12,888,306
US Treasury Inflation Indexed Note (h) (i)	0.625%	04/15/13	44,604,768	45,768,685
US Treasury Inflation Indexed Note (h)	1.250%	04/15/14	14,992,320	15,901,230
US Treasury Inflation Indexed Note (h)	0.500%	04/15/15	16,627,902	17,628,170
US Treasury Inflation Indexed Note	0.125%	04/15/16	15,401,100	16,267,412
US Treasury Inflation Indexed Note	2.625%	07/15/17	4,373,960	5,258,663
US Treasury Inflation Indexed Note	1.625%	01/15/18	58,417,200	67,134,156
US Treasury Inflation Indexed Note	1.375%	07/15/18	79,874,480	91,462,510
US Treasury Inflation Indexed Note (h)	2.125%	01/15/19	33,461,886	40,044,475
US Treasury Inflation Indexed Note	1.250%	07/15/20	33,046,242	37,737,255
US Treasury Inflation Indexed Note	1.125%	01/15/21	4,144,080	4,664,680
US Treasury Inflation Indexed Note	0.625%	07/15/21	7,038,780	7,615,629
Total US Treasury Notes/Bonds (Cost $552,966,173)				647,381,081

	Number of Shares	Value
Acquired Funds — 15.0%

Exchange-Traded Funds (ETFs) — 0.9%
Vanguard FTSE All-World ex-US ETF	100,000	4,420,000
Vanguard MSCI Emerging Markets ETF	870,000	37,818,900
		42,238,900
30

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

March 31, 2012

	Number of Shares	Value

Mutual Funds — 1.2%
PIMCO Commodity RealReturn Strategy Fund	7,890,880	$52,789,987

Private Investment Funds (j) — 12.9%
Azentus Global Opportunities Fund, LP (a) (b) (c) (d)		37,761,345
Canyon Value Realization Fund, LP (a) (b) (c) (d)		55,006,624
Convexity Capital Offshore, LP (a) (b) (c) (d)		99,393,326
Farallon Capital Institutional Partners, LP (a) (b) (c) (d)		74,637,837
Joho Partners, LP (a) (b) (c) (d)		23,276,285
Lansdowne UK Equity Fund Ltd. (a) (b) (c) (d)	176,926	66,199,834
Lone Cascade, LP, Class I (a) (b) (c) (d)		8,324,972
Lone Cascade, LP, Class J (a) (b) (c) (d)		11,802,497
Lone Picea, LP, Class E (a) (b) (c) (d)		1,269,738
Lone Picea, LP, Class F (a) (b) (c) (d)		1,904,134
Lone Picea, LP, Class H (a) (b) (c) (d)		1,841,920
Lone Redwood, LP (a) (b) (c) (d)		13,680,266
Maverick Fund USA Ltd. (a) (b) (c) (d)		29,503,815
Nomad Investment Partnership LP, Class A (a) (b) (c) (d)		25,570,127
Nomad Investment Partnership LP, Class R (a) (b) (c) (d)		11,926,877
OZ Domestic Partners, LP (a) (b) (c) (d)		2,941,392
QVT Onshore LP (a) (b) (c) (d)		68,047,295
Theleme Fund Ltd. (a) (b) (c) (d)	320,000	41,056,412
		574,144,696
Total Acquired Funds (Cost $482,508,769)		669,173,583

Preferred Stocks — 0.4%
Citigroup Capital XIII, 7.875%, (United States)	22,000	598,400
GMAC Capital Trust I, 8.125%, (United States)	49,500	1,143,945
Hudson Pacific Properties, Inc. Series B, 8.375%, (United States)	65,210	1,718,283
iStar Financial, Inc., Series E - REIT, 7.875%, (United States)	3,689	69,206
iStar Financial, Inc., Series F - REIT, 7.800%, (United States)	188,775	3,541,419
iStar Financial, Inc., Series G - REIT, 7.650%, (United States)	2,400	44,592
iStar Financial, Inc., Series I, 7.500%, (United States)	4,800	91,200
Malaysian Airline System Berhad, 30.000%, (Malaysia)	40,000	11,490
Petroleo Brasileiro SA, 0.560%, (Brazil)	229,600	2,936,898
SL Green Realty Corp., Series C - REIT, 7.625%, (United States)	39,994	1,006,249
Taubman Centers, Inc., Series H - REIT, 7.625%, (United States)	42,987	1,085,422
Vale SA, 2.610%, (Brazil)	132,700	3,013,910
Total Preferred Stocks (Cost $14,099,189)		15,261,014

Purchased Options — 0.0%

Calls — 0.0%
TNT Express NV, Strike Price $10, Expiring 12/21/12 (c)	42,100	36,497
Vivendi SA, Strike Price $15, Expiring 12/21/12 (c)	258,300	117,128
Total Calls (Cost $179,067)		153,625

Puts — 0.0%
DAX Index, Strike Price $4,800, Expiring 06/15/12 (c)	170	1,474
DAX Index, Strike Price $5,500, Expiring 06/15/12 (c)	425	11,336
DAX Index, Strike Price $5,700, Expiring 06/15/12 (c)	250	9,969

31

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

March 31, 2012

	Number of Shares	Value

DAX Index, Strike Price $6,000, Expiring 06/15/12 (c)	500	$31,342
DAX Index, Strike Price $6,600, Expiring 09/21/12 (c)	260	93,626
Euro Stoxx 50 Index, Strike Price $2,300, Expiring 04/20/12 (c)	740	8,093
Euro Stoxx 50 Index, Strike Price $2,300, Expiring 09/21/12 (c)	520	95,706
Euro Stoxx 50 Index, Strike Price $2,450, Expiring 05/18/12 (c)	520	65,053
FTSE 100 Index, Strike Price $5,000, Expiring 06/15/12 (c)	510	27,328
FTSE 100 Index, Strike Price $5,400, Expiring 05/18/12 (c)	340	25,288
FTSE 100 Index, Strike Price $5,600, Expiring 04/20/12 (c)	170	8,701
Stoxx Europe 50 Index, Strike Price $2,350, Expiring 05/18/12 (c)	740	28,720
Swiss Market Index, Strike Price $5,200, Expiring 06/15/12 (c)	850	14,689
Total Puts (Cost $995,017)		421,325

Total Purchased Options (Cost $1,174,084)		574,950

	Number of Shares	Value

Rights — 0.0%
Murray & Roberts Holdings, Expiring 04/20/12 (South Africa)	14,338	18,785
Outokumpu Oyj, Expiring 04/04/12 (Finland)	8,250	60,212
Total Rights (Cost $109,380)		78,997

Warrants — 0.0%
Global Yellow Pages Ltd. Expiring 09/10/14 (Singapore) (a)	146,000	1,626
NMDC Ltd. (Morgan Stanley) Expiring 03/25/15 (India) (a) (c)	343,881	1,086,757
Total Warrants (Cost $2,279,410)		1,088,383

	Interest Rate	Maturity Date	Principal Amount	Value
Short-Term Investments — 18.6%

Repurchase Agreement — 4.2%
State Street Bank & Trust Co. issued on 03/30/12 (proceeds at maturity $187,983,617) (collateralized by US Treasury Notes, due 03/31/14 through 05/15/21 with a total principal value of $181,094,000 and a total market value of $191,775,613) (Cost $187,983,460)	0.010%	04/02/12	$187,983,460	187,983,460

US Treasury Bills — 14.4%
US Treasury Bill (k)		04/12/12	70,000,000	69,999,066
US Treasury Bill (k)		04/19/12	90,000,000	89,997,832
US Treasury Bill (k)		04/26/12	80,000,000	79,996,875
US Treasury Bill (k)		05/03/12	80,000,000	79,997,867
US Treasury Bill (k)		05/10/12	80,000,000	79,997,227
US Treasury Bill (i) (k)		05/31/12	80,000,000	79,992,800
US Treasury Bill (k)		06/07/12	80,000,000	79,991,200
32

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

March 31, 2012

	Interest Rate	Maturity Date	Principal Amount	Value
US Treasury Bill (k)		09/20/12	$80,000,000	$79,948,720

Total US Treasury Bills (Cost $639,919,226)				639,921,587
Total Short-Term Investments (Cost $827,902,686)				827,905,047

Total Investments — 101.5% (Cost $4,016,024,003)				4,514,203,671

Liabilities in Excess of Other Assets — (1.5)%				(65,069,868)

Net Assets — 100.0%				$4,449,133,803

	Number of Shares	Value

Securities Sold Short — (1.3)%
Common Stocks — (1.3)%

US Common Stocks — (1.0)%

Hotels, Restaurants & Leisure — (0.1)%
Marriott International Inc.	(97,300)	(3,682,805)

Real Estate Investment Trusts (REITs) — (0.9)%
Alexandria Real Estate Equities, Inc.	(43,200)	(3,159,216)
Cedar Realty Trust, Inc.	(172,100)	(881,152)
Chesapeake Lodging Trust	(93,400)	(1,678,398)
CubeSmart	(364,363)	(4,335,920)
Extra Space Storage, Inc.	(139,600)	(4,019,084)
First Potomac Realty Trust	(313,000)	(3,784,170)
Inland Real Estate Corp.	(371,500)	(3,295,205)
LaSalle Hotel Properties	(61,600)	(1,733,424)
Medical Properties Trust, Inc.	(350,900)	(3,256,352)
Post Properties, Inc.	(120,200)	(5,632,572)
ProLogis, Inc.	(102,900)	(3,706,458)
Realty Income Corp.	(108,800)	(4,213,824)
		(39,695,775)
Total US Common Stocks (Proceeds $35,742,109)		(43,378,580)

Foreign Common Stocks — (0.3)%

Canada — (0.1)%
Home Capital Group, Inc.	(121,800)	(6,147,087)

Hong Kong — (0.1)%
Link (The) - REIT	(564,625)	(2,100,925)

Singapore — (0.1)%
City Developments Ltd.	(351,455)	(3,171,733)

United Kingdom — 0.0%
Capital & Counties Properties plc	(524,900)	(1,612,683)

33

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

March 31, 2012

Total Foreign Common Stocks (Proceeds $12,021,943)	(13,032,428)
Total Securities Sold Short (Proceeds $47,764,052)	$(56,411,008)

ADR	American Depositary Receipt
ADS	American Depositary Share
ASE	American Stock Exchange
BATS	Better Alternative Trading System
CHF	Swiss franc
CVA	Certificaaten van aandelen (share certificates)
DAX	Deutscher Aktien Index
EONIA	Euro OverNight Index Average
EUR	Euro
FHLMC	Freddie Mac
FNMA	Fannie Mae
FRN	Floating Rate Note. Rate disclosed represents the effective rate as of March 31, 2012.
FTSE	Financial Times Stock Exchange
GBP	British pound
GDR	Global Depositary Receipt
GNMA	Ginnie Mae
IO	Interest-Only Security
JSE	Johannesburg Stock Exchange
LIBID	London Interbank Bid Rate
LSE	London Stock Exchange
MSCI	Morgan Stanley Capital International
MTF	Multilateral Trading Facility
NYSE	New York Stock Exchange
PDR	Philippine Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipts
SONIA	Sterling OverNight Interbank Average Rate
SPADR	Sponsored ADR
STEP	A bond that pays an initial coupon rate for the first period, and a higher coupon rate for the following periods.
TOIS	Tom/Next Indexed Swap Rate
UNIT	A security with an attachment to buy shares, bonds, or other types of securities at a specific price before a predetermined date.
VRN	Variable Rate Note. Rate disclosed represents the effective rate as of March 31, 2012.
VVPR	Verminderde Voorheffing Précompte Réduit (France dividend coupon)

*	Approximately 19% of the fund's total investments are maintained to cover "senior securities transactions" which may include, but are not limited to forwards, TBAs, options, and futures. These securities are marked-to-market daily and reviewed against the value of the fund's "senior securities" holdings to maintain proper coverage for the transactions.
(a)	Non income-producing security.
(b)	Security is valued in good faith under procedures established by the board of directors. The aggregate amount of securities fair valued amounts to $573,520,456, which represents 12.9% of the fund's net assets.
(c)	Illiquid Security. An illiquid security is a security that cannot be disposed of within seven days in the ordinary course of business at approximately the amount the fund has valued such security for the purposes of calculating the fund's net asset value.
(d)	Restricted Securities. The following restricted securities were held by the fund as of March 31, 2012, and were valued in accordance with the Valuation of Investments as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. The fund will bear any costs incurred in connection with the disposition of such securities. The fund monitors the acquisition of restricted securities and, to the extent that a restricted security is illiquid, will limit the purchase of such a restricted security, together with other illiquid securities held by the fund, to no more than 15% of the fund's net assets. All of the below securities are illiquid, with the exception of Canyon Value Realization Fund, LP. TIP’s valuation committee has deemed 10% of Canyon Value Realization Fund, LP to be illiquid in accordance with procedures approved by the TIP board of directors. The below list does not include securities eligible for resale without registration pursuant to Rule 144A under the Securities Act of 1933 that may also be deemed restricted.

34

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

March 31, 2012

Private Investment Funds	Investment Strategy	Date of Acquisition	Cost	Value
Azentus Global Opportunities Fund, LP	Long-Short Asia	4/1/2011	$40,000,000	$37,761,345
Canyon Value Realization Fund, LP	Multi-Strategy	12/31/97 - 04/03/06	23,797,936	55,006,624
Convexity Capital Offshore, LP	Multi-Strategy	02/16/06 - 04/01/10	62,000,000	99,393,326
Farallon Capital Institutional Partners, LP	Multi-Strategy	04/01/95 - 01/04/10	42,746,138	74,637,837
Joho Partners, LP	Long-Short Asia	1/3/2007	15,000,000	23,276,285
Lansdowne UK Equity Fund Ltd.	Long-Short Global	06/01/06 - 10/01/09	51,000,000	66,199,834
Lone Cascade, LP, Class I	Global Equity	01/03/06 - 01/02/08	5,147,146	8,324,972
Lone Cascade, LP, Class J	Global Equity	01/03/12	8,640,855	11,802,497
Lone Picea, LP, Class E	Long-Short Global	1/2/2009	964,000	1,269,738
Lone Picea, LP, Class F	Long-Short Global	1/3/2005	1,617,000	1,904,134
Lone Picea, LP, Class H	Long-Short Global	01/02/03 - 01/02/04	1,315,000	1,841,920
Lone Redwood, LP	Long-Short Global	12/29/1998	3,154,356	13,680,266
Maverick Fund USA Ltd.	Long-Short Global	01/03/06 - 10/01/07	20,000,000	29,503,815
Nomad Investment Partnership LP, Class A	Global Equity	10/2/2006	14,000,000	25,570,127
Nomad Investment Partnership LP, Class R	Global Equity	2/1/2008	8,000,000	11,926,877
OZ Domestic Partners, LP	Multi-Strategy	9/30/2003	1,475,545	2,941,392
QVT Onshore LP	Multi-Strategy	3/1/2012	59,961,981	68,047,295
Theleme Fund Ltd.	Long-Short Global	2/1/2010	32,000,000	41,056,412

Common Stock
Bell Aliant, Inc.		7/11/2006	$46,436	$42,642

Subordinated Convertible Note
Eurocastle Investment Ltd.		9/30/2019	234,881	82,156

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Security in default.
(g)	Zero coupon bond.
(h)	Security or a portion thereof is held as collateral by the counterparty for reverse repurchase agreements. See Note 5 to the Notes to Schedule of Investments.
(i)	Security or a portion thereof is held as initial margin for financial futures contracts.
(j)	Portfolio holdings information of the Private Investment Funds is not available as of March 31, 2012. These positions are therefore grouped into their own industry classification.
(k)	Treasury bills and discount notes do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.

Financial Futures Contracts

Number of Contracts	Type	Initial Notional Value/ (Proceeds)	Notional Value at March 31, 2012	Unrealized Appreciation/ (Depreciation)

	Long Financial Futures Contracts

	Interest Rate-Related
253	June 2012 5-Year US Treasury Note	$31,212,531	$31,002,383	$(210,148)
57	June 2012 30-Year US Treasury Bond	8,125,315	7,851,750	(273,565)
				(483,713)
	Foreign Currency-Related
206	June 2012 Australian Dollar	21,344,046	21,154,140	(189,906)
248	June 2012 British Pound	24,289,473	24,781,400	491,927
324	June 2012 Canadian Dollar	32,573,253	32,432,400	(140,853)
219	June 2012 Swiss Franc	29,563,555	30,347,925	784,370
				945,538
	Equity-Related
3,540	June 2012 Dow Jones EURO STOXX 50 Index	117,538,233	113,736,040	(3,802,193)
69	June 2012 S&P 60 Index	9,795,780	9,749,722	(46,058)
				(3,848,251)
				(3,386,426)
	Short Financial Futures Contracts

	Interest Rate-Related
(11)	June 2012 5-Year Interest Rate Swap	(1,245,121)	(1,238,875)	6,246
(68)	June 2012 10-Year Interest Rate Swap	(7,856,229)	(7,786,000)	70,229
(90)	June 2012 2-Year US Treasury Note	(19,826,494)	(19,812,656)	13,838
(144)	June 2012 10-Year US Treasury Note	(18,842,523)	(18,645,750)	196,773
(13)	June 2012 Ultra Long US Treasury Bond	(1,963,499)	(1,962,594)	905

35

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

March 31, 2012

(129)	June 2012 90-Day Eurodollar	$(31,947,727)	$(32,098,425)	$(150,698)
(103)	September 2012 90-Day Eurodollar	(25,529,555)	(25,623,825)	(94,270)
(112)	December 2012 90-Day Eurodollar	(27,692,857)	(27,854,400)	(161,543)
(84)	March 2013 90-Day Eurodollar	(20,713,015)	(20,884,500)	(171,485)
(77)	June 2013 90-Day Eurodollar	(18,941,870)	(19,133,538)	(191,668)
(48)	September 2013 90-Day Eurodollar	(11,778,918)	(11,918,400)	(139,482)
(44)	December 2013 90-Day Eurodollar	(10,768,965)	(10,914,200)	(145,235)
(16)	March 2014 90-Day Eurodollar	(3,901,735)	(3,964,800)	(63,065)
(8)	June 2014 90-Day Eurodollar	(1,965,418)	(1,979,800)	(14,382)
(13)	September 2014 90-Day Eurodollar	(3,162,718)	(3,212,463)	(49,745)
(2)	December 2014 90-Day Eurodollar	(490,170)	(493,325)	(3,155)
(7)	June 2015 90-Day Eurodollar	(1,707,983)	(1,720,250)	(12,267)
				(909,004)
	Foreign Currency-Related
(696)	June 2012 Japanese Yen	(104,450,155)	(105,078,600)	(628,445)
				$(4,923,875)

Forward Currency Contracts

		Contract Amount

Contract Settlement Date	Counterparty	Receive		Deliver		Unrealized Appreciation/ (Depreciation)

04/05/2012	State Street Bank and Trust Co.	Euro	5,500,000	US Dollar	7,333,601	$1,903
04/05/2012	State Street Bank and Trust Co.	British Pound Sterling	1,000,000	US Dollar	1,598,647	802
04/05/2012	State Street Bank and Trust Co.	US Dollar	7,217,223	Euro	5,500,000	(118,282)
04/05/2012	State Street Bank and Trust Co.	US Dollar	1,577,575	British Pound Sterling	1,000,000	(21,874)
04/27/2012	State Street Bank and Trust Co.	Australian Dollar	1,944,000	US Dollar	2,062,895	(52,916)
04/27/2012	State Street Bank and Trust Co.	US Dollar	9,305,116	Australian Dollar	8,839,500	165,605
07/06/2012	State Street Bank and Trust Co.	US Dollar	7,337,182	Euro	5,500,000	(2,097)
07/06/2012	State Street Bank and Trust Co.	US Dollar	1,597,640	British Pound Sterling	1,000,000	(816)
						$(27,675)

Swap Contracts

Expiration Date	Counterparty	Interest Rate Received (Paid)	Reference Entity	Currency	Notional Value	Upfront Premiums Paid	Unrealized Appreciation/ (Depreciation)

Credit Default Swap Contracts

Protection Purchased
09/20/2016	Credit Suisse First Boston	(1.000% per annum)	Gap Inc.	USD	375,000	$19,205	$(5,122)
09/20/2016	Credit Suisse First Boston	(5.000% per annum)	Levi Strauss	USD	870,000	19,345	2,164
12/20/2016	Credit Suisse First Boston	(1.000% per annum)	Darden Restaurants Inc.	USD	570,000	5,939	(9,431)
12/20/2016	Credit Suisse First Boston	(1.000% per annum)	Domtar Inc.	USD	490,000	26,130	(16,374)
12/20/2016	Credit Suisse First Boston	(1.000% per annum)	Southwest Airlines Co.	USD	495,000	25,741	(14,192)
12/20/2016	Credit Suisse First Boston	(5.000% per annum)	NRG Energy Inc.	USD	570,000	16,031	16,177
							$(26,778)

36

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

March 31, 2012

Swap Contracts
Expiration Date	Counterparty	Pay	Receive	Currency	Notional Amount	Unrealized Appreciation/ (Depreciation)

Total Return Swap Contracts

Long Total Return Swap Contracts

08/30/2012	Barclays Capital	(b)	3 Month LIBOR plus a specified spread	MSCI Daily TR Net Emerging Markets	USD	17,030,470	$(367,683)
03/27/2013	Goldman Sachs	(b)	3 Month LIBOR plus a specified spread	MSCI Daily TR Net Emerging Markets	USD	81,119,184	(916,414)
01/09/2014	Morgan Stanley & Co. International plc		Average of SONIA plus specified spread	3I Group plc	GBP	3,827,050	352,272
01/09/2014	Morgan Stanley & Co. International plc		Average of SONIA plus specified spread	Aquarius Platinum	GBP	341,781	13,934
01/09/2014	Morgan Stanley & Co. International plc		Average of EONIA plus specified spread	ASM International	EUR	6,831,292	343,712
01/09/2014	Morgan Stanley & Co. International plc		Average of TOIS plus specified spread	Bank Sarasin & Co. Ltd.	CHF	2,514,458	(48,914)
01/09/2014	Morgan Stanley & Co. International plc		Average of EONIA plus specified spread	Bayerische Motoren Werke	EUR	4,406,855	(140,042)
01/09/2014	Morgan Stanley & Co. International plc		Average of Federal Funds Effective Rate plus specified spread	Carnival plc	USD	4,663,657	290,003
01/09/2014	Morgan Stanley & Co. International plc		Average of EONIA plus specified spread	Guyenne et Gascogne	EUR	2,625,482	(14,403)
01/09/2014	Morgan Stanley & Co. International plc		Average of SONIA plus specified spread	Lonmin plc	GBP	1,231,218	9,922
01/09/2014	Morgan Stanley & Co. International plc		Average of EONIA plus specified spread	Manning May Corp.	EUR	2,262,510	340,773
01/09/2014	Morgan Stanley & Co. International plc		Average of EONIA plus specified spread	Rallye	EUR	1,736,397	193,342
01/09/2014	Morgan Stanley & Co. International plc		Average of SONIA plus specified spread	Reed Elsevier NV	GBP	9,654,105	625,425
01/09/2014	Morgan Stanley & Co. International plc		Average of SONIA plus specified spread	Royal Dutch Shell plc	GBP	4,380,510	(246,688)
01/09/2014	Morgan Stanley & Co. International plc		Average of Federal Funds Effective Rate plus specified spread	Ryanair Holdings plc	USD	5,364,195	431,401
01/09/2014	Morgan Stanley & Co. International plc		Average of TOIS plus specified spread	Schindler Holdings AG	CHF	518,025	947
01/09/2014	Morgan Stanley & Co. International plc		Average of TOIS plus specified spread	Swatch Group AG	CHF	4,940,323	103,614
01/09/2014	UBS AG		Average of TIOS plus specified spread	Synthes Stratec	CHF	267,418	392
01/09/2014	Morgan Stanley & Co. International plc		Average of TOIS plus specified spread	Synthes Stratec	CHF	3,261,495	6,410
01/09/2014	Morgan Stanley & Co. International plc		Average of SONIA plus specified spread	Unilever plc	GBP	9,062,528	39,593
03/01/2017	Morgan Stanley & Co. International plc		Average of Federal Funds Effective Rate plus specified spread	Cairn Energy plc	USD	2,218,435	(93,878)
01/14/2014	Morgan Stanley & Co. International plc		Average of Federal Funds Effective Rate plus specified spread	Rio Tinto plc	USD	6,416,729	(162,509)
02/19/2014	Morgan Stanley & Co. International plc		Average of EONIA plus specified spread	TUI AG	EUR	2,708,804	(223,967)
02/21/2014	Morgan Stanley & Co. International plc		Average of Federal Funds Effective Rate plus specified spread	PostNL NV	USD	23,600	1,190
03/27/2014	Morgan Stanley & Co. International plc		Average of Federal Funds Effective Rate plus specified spread	Sterlite Industries Ltd.	USD	2,540,736	(2,688)
01/05/2017	UBS AG		1 Month LIBOR plus a specified spread	Aquarius Platinum	GBP	63,584	(5,279)
01/05/2017	UBS AG		1 Month LIBOR plus a specified spread	Brisa - Auto-estradas	EUR	1,856,736	—
01/05/2017	UBS AG		1 Month LIBOR plus a specified spread	Daimler AG	EUR	290,956	(14,469)

01/05/2017	UBS AG	1 Month LIBOR plus a specified spread	International Power plc	GBP	977,142	23,251
01/05/2017	UBS AG	1 Month LIBOR plus a specified spread	Lonmin plc	GBP	220,830	(13,212)
01/05/2017	UBS AG	1 Month LIBOR plus a specified spread	Peugeot SA	EUR	421,872	194,298
01/05/2017	UBS AG	1 Month LIBOR plus a specified spread	Rallye	EUR	228,292	(5,704)
01/05/2017	UBS AG	1 Month LIBOR plus a specified spread	Reed Elsevier NV	GBP	74,958	2,276
01/05/2017	UBS AG	1 Month LIBOR plus a specified spread	TUI AG	EUR	1,305,925	(19,961)
01/05/2017	UBS AG	1 Month LIBOR plus a specified spread	Volvo AB	EUR	531,424	(6,004)
01/05/2017	UBS AG	1 Month LIBOR plus a specified spread	Xstrata plc	GBP	2,049,587	(69,457)
03/01/2017	UBS AG	1 Month LIBOR plus a specified spread	Cairn Energy plc	USD	804,246	(4,889)
03/01/2017	UBS AG	1 Month LIBOR plus a specified spread	Vodafone Group plc	USD	5,002,673	(10,908)
						605,686

37

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

March 31, 2012

Swap Contracts
Expiration Date	Counterparty	Pay	Receive	Currency	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short Total Return Swap Contracts
08/28/2012	Barclays Capital	(b) (c)	MSCI Daily TR World Gross Energy	1 Month LIBOR plus a specified spread	USD	(33,762,450)	$340,046
01/09/2014	Morgan Stanley & Co. International plc		ASML Holding NV	Average of EONIA plus specified spread	EUR	(1,300,416)	(90,978)
01/09/2014	Morgan Stanley & Co. International plc		Bayerische Motoren Werke	Average of EONIA plus specified spread	EUR	(4,457,216)	197,474
01/09/2014	Morgan Stanley & Co. International plc		Carrefour Group	Average of EONIA plus specified spread	EUR	(670,794)	(24,235)
01/09/2014	Morgan Stanley & Co. International plc		Casino	Average of EONIA plus specified spread	EUR	(3,896,802)	(136,271)
01/09/2014	Morgan Stanley & Co. International plc		Manning May Corp.	Average of EONIA plus specified spread	EUR	(2,334,427)	(471,882)
01/09/2014	Morgan Stanley & Co. International plc		Peugeot SA	Average of EONIA plus specified spread	EUR	(633,966)	27,148
01/09/2014	Morgan Stanley & Co. International plc		Telefonica	Average of EONIA plus specified spread	EUR	(1,161,323)	(1,102)

01/09/2014	Morgan Stanley & Co. International plc	TNT Express	Average of EONIA plus specified spread	EUR	(1,557,945)	16,370
01/09/2014	Morgan Stanley & Co. International plc	Carnival Corp.	Average of Federal Funds Effective Rate plus specified spread	USD	(4,665,094)	(269,804)
01/09/2014	Morgan Stanley & Co. International plc	Ryanair Holdings plc	Average of Federal Funds Effective Rate plus specified spread	USD	(5,287,288)	(385,163)
01/09/2014	Morgan Stanley & Co. International plc	Verizon Communications	Average of Federal Funds Effective Rate plus specified spread	USD	(4,982,407)	70,311
01/09/2014	Morgan Stanley & Co. International plc	3I Infrastructure	Average of SONIA plus specified spread	GBP	(761,582)	(11,685)
01/09/2014	Morgan Stanley & Co. International plc	Misys plc	Average of SONIA plus specified spread	GBP	(499,599)	(39,949)
01/09/2014	Morgan Stanley & Co. International plc	Reed Elsevier plc	Average of SONIA plus specified spread	GBP	(9,814,006)	(373,370)
01/09/2014	Morgan Stanley & Co. International plc	Royal Dutch Shell plc	Average of SONIA plus specified spread	GBP	(4,431,326)	232,519
01/09/2014	Morgan Stanley & Co. International plc	Unilever NV	Average of SONIA plus specified spread	GBP	(9,139,006)	(19,206)
01/09/2014	Morgan Stanley & Co. International plc	Kone OYJ	Average of TOIS plus specified spread	CHF	(501,677)	30,525
01/09/2014	Morgan Stanley & Co. International plc	Swatch Group AG	Average of TOIS plus specified spread	CHF	(4,781,165)	(72,199)
01/14/2014	Morgan Stanley & Co. International plc	ASM Pacific Technology	Average of EONIA plus specified spread	EUR	(5,512,873)	(279,809)
01/14/2014	Morgan Stanley & Co. International plc	Rio Tinto plc	Average of Federal Funds Effective Rate plus specified spread	USD	(6,671,538)	487,975
01/14/2014	Morgan Stanley & Co. International plc	Vedanata Resources plc	Average of Federal Funds Effective Rate plus specified spread	USD	(4,044,640)	114,994
02/06/2014	Morgan Stanley & Co. International plc	Impala Platinum	Average of SONIA plus specified spread	GBP	(1,401,288)	127,687
02/06/2014	Morgan Stanley & Co. International plc	Northam Platinum	Average of SONIA plus specified spread	GBP	(476,558)	(20,245)
02/20/2014	Morgan Stanley & Co. International plc	Tui Travel plc	Average of EONIA plus specified spread	EUR	(2,068,178)	(32,298)
03/04/2014	Morgan Stanley & Co. International plc	FTSE 250	Average of SONIA plus specified spread	GBP	(3,196,290)	27,515
04/02/2014	Morgan Stanley & Co. International plc	Tim Participacoes SA	Average of EONIA plus specified spread	EUR	(1,294,627)	(10,141)
04/02/2014	Morgan Stanley & Co. International plc	Johnson & Johnson Inc.	Average of TOIS plus specified spread	CHF	(2,314,146)	(8,762)
01/05/2017	UBS AG	Casino Guichard Perrachon	1 Month LIBID plus a specified spread	EUR	(490,698)	10,106
01/05/2017	UBS AG	Fiat Industrial SpA	1 Month LIBID plus a specified spread	EUR	(2,099,869)	62,112
01/05/2017	UBS AG	Glencore International plc	1 Month LIBID plus a specified spread	GBP	(2,037,769)	69,489
01/05/2017	UBS AG	Tui Travel plc	1 Month LIBID plus a specified spread	EUR	(1,052,413)	(18,522)
						(451,350)
						$154,336

38

Written Option — 0.0%

	Number of Contracts	Value
Puts — 0.0%
PostNL NV, Strike Price $3.80, Expiring 06/15/2012, Morgan Stanley & Co.(c)	(43,200)	$(10,947)

Total Written Put Option (Premiums received $11,940)		$(10,947)

39

TIFF MULTI-ASSET FUND NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2012

1. Organization

TIFF Investment Program, Inc. ("TIP") was organized as a Maryland corporation on December 23, 1993, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of March 31, 2012, TIP consisted of two mutual funds. The Schedule of Investments and notes presented here relate only to the TIFF Multi-Asset Fund ("MAF" or the "fund").

Investment Objective

The fund's investment objective is to attain a growing stream of current income and appreciation of principal that at least offset inflation.

2. Summary of Significant Accounting Policies

The preparation of financial statements in conformity with US generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

Valuation of Investments

Generally, the following valuation policies are applied to securities for which market quotations are readily available. Securities listed on a securities exchange or traded on the National Association of Securities Dealers National Market System (‘‘NASDAQ’’) for which market quotations are readily available are valued at their last quoted sales price on the principal exchange on which they are traded or at the NASDAQ official closing price, respectively, on the valuation date or, if there is no such reported sale on the valuation date, at the most recently quoted bid price, or asked price in the case of securities sold short. Debt securities are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which consider such factors as security prices, yields, maturities, and ratings, and are deemed representative of market values at the close of the market. Over-the-counter ("OTC") stocks not quoted on NASDAQ and foreign stocks that are traded OTC are normally valued at prices supplied by independent pricing services if those prices are deemed representative of market values at the close of the first session of the New York Stock Exchange. Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, and short-term debt securities having a remaining maturity of greater than 60 days are valued at their market value. Exchange-traded and OTC options and futures contracts are valued at the last posted settlement price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open short futures and written option sales contracts). Forward foreign currency exchange contracts are valued at their respective fair market values. Investments in other open-end funds or trusts are valued at their closing net asset value per share on valuation date, which represents their redeemable value.

The fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities that occur between the close of trading on the principal market for such securities (foreign exchanges and OTC markets) and the time at which the net asset value of the fund is determined. If the fund's valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered.

MAF invests in private investment funds that pursue certain alternative investment strategies. Private investment fund interests held by MAF are generally not securities for which market quotations are readily available. Rather, such interests generally can be sold back to the private investment fund only at specified intervals or on specified dates. The TIP board of directors has approved valuation procedures pursuant to which MAF values its interests in private investment funds at ‘‘fair value.’’ If a private investment fund does not provide a value to MAF on a timely basis, MAF determines the fair value of that private investment fund based on the most recent estimated value provided by the management of the private investment fund, as well as any other relevant information reasonably available at the time MAF values its portfolio including, for example, total returns of indices or exchange-traded funds that track markets to which the private investment fund may be exposed. The fair values of the private investment funds are based on available information and do not necessarily represent the amounts that might ultimately be realized, which depend on future circumstances and cannot be reasonably determined until the investment is actually liquidated. Fair value is intended to represent a good faith approximation of the amount that MAF could reasonably expect to receive from the private investment fund if MAF's interest in the private investment fund was sold at the time of valuation, based on information reasonably available at the time valuation is made and that MAF believes is reliable.

Securities for which market quotations are not readily available or for which available prices are deemed unreliable are valued at their fair value as determined in good faith under procedures established by TIP’s board of directors. Such procedures use fundamental valuation methods, which may include, but are not limited to, the analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant.

Fair value is defined as the price that the fund would receive upon selling an asset or pay to transfer a liability in a timely transaction to an independent buyer in the principal or most advantageous market for the asset or liability, respectively. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical assets and liabilities
Level 2 –	other significant observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the fund’s own assumptions in determining the fair value of assets and liabilities)

The following is a summary of the inputs used as of March 31, 2012 in valuing the fund's assets and liabilities carried at fair value:

Multi-Asset Fund

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$1,133,303,183	$994,480,904	$59,614	$2,127,843,701
Convertible Bonds	—	2,816,838	—	2,816,838
Subordinated Convertible Notes	—	82,156	—	82,156
Corporate Bonds	—	114,083,502	—	114,083,502
Asset-Backed Securities	—	23,100,633	—	23,100,633
Mortgage-Backed Securities	—	83,633,085	—	83,633,085
Bank Loans	—	1,180,701	—	1,180,701
US Treasury Notes/Bonds	647,381,081	—	—	647,381,081
Exchange-Traded Funds and Mutual Funds	95,028,887	—	—	95,028,887
Private Investment Funds	—	—	574,144,696	574,144,696
Preferred Stocks	9,298,716	5,962,298	—	15,261,014
Purchased Options	574,950	—	—	574,950
Rights	78,997	—	—	78,997
Warrants	—	1,088,383	—	1,088,383
Short-Term Investments	827,905,047	—	—	827,905,047
Total Investments in Securities	2,713,570,861	1,226,428,500	574,204,310	4,514,203,671
Financial Futures Contracts – Foreign Currency Risk	1,276,297	—	—	1,276,297
Financial Futures Contracts – Equity Risk	287,991	—	—	287,991
Forward Currency Contracts - Foreign Currency Risk	168,310	—	—	168,310
Swap Contracts – Credit Risk	—	89,105	—	89,105
Swap Contracts – Equity Risk	—	4,786,070	—	4,786,070
Total Other Financial Instruments	1,732,598	4,875,175	—	6,607,773
Total Assets	$2,715,303,459	$1,231,303,675	$574,204,310	$4,520,811,444

Liabilities
Common Stocks Sold Short*	$(49,525,667)	$(6,885,341)	$—	$(56,411,008)
Total Securities Sold Short	(49,525,667)	(6,885,341)	—	(56,411,008)
Financial Futures Contracts – Interest Rate Risk	(1,680,708)	—	—	(1,680,708)
Financial Futures Contracts – Foreign Currency Risk	(959,204)	—	—	(959,204)
Financial Futures Contracts – Equity Risk	(3,848,251)	—	—	(3,848,251)
Forward Currency Contracts - Foreign Currency Risk	(195,985)	—	—	(195,985)
Swap Contracts – Credit Risk	—	(3,492)	—	(3,492)
Swap Contracts – Equity Risk	—	(4,632,711)	—	(4,632,711)
Written Options – Equity Risk	(10,947)	—	—	(10,947)
Total Other Financial Instruments	(6,695,095)	(4,636,203)	—	(11,331,298)
Total Liabilities	$(56,220,762)	$(11,521,544)	$—	$(67,742,306)

*   Securities categorized as Level 2 include listed foreign equities whose value has been adjusted with factors to reflect changes to foreign markets after market close.

The fund recognizes transfers into and transfers out of the valuation levels at the beginning of the reporting period. The fund had no transfers between Level 1 and Level 2 of the fair value hierarchy during the period ended March 31, 2012. Financial assets transferred between Level 1 and Level 3 were due to a change in observable and/or unobservable inputs.

The following is a reconciliation of investments in securities for which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2011	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Balance as of March 31, 2012	Net Change in Unrealized Appreciation (Depreciation) from Investments still held as of 3/31/12 for the period ended 3/31/12
Common Stocks *	$58,368	-	$-	$(12,686)	$-	$-	$13,932	$59,614	$(12,686)
Private Investment Funds	482,150,272	-	5,928,586	37,284,082	68,602,836	(19,821,080)	-	$574,144,696	37,284,082
Corporate Bonds *	-	6,786	-	(6,786)	-	-	-	-	(6,786)
Total	$482,208,640	$6,786	$5,928,586	$37,264,610	$68,602,836	$(19,821,080)	$13,932	$574,204,310	$37,264,610

* There are Common Stocks and Corporate Bonds categorized as Level 3 that have a market value of zero.

Securities designated as Level 3 in the fair value hierarchy are valued using methodologies established by the TIP Valuation Committee, by the authority of the TIP board of directors. Management is responsible for the execution of these valuation procedures. Transfers to/from, or additions to, Level 3 require a determination of the valuation methodology, including the use of unobservable inputs, by the TIP Valuation Committee.

The TIP Valuation Committee meets no less than quarterly to review the methodologies and significant unobservable inputs currently in use, and to adjust the pricing models as necessary. Any adjustments to the pricing models are documented in the minutes of the TIP Valuation Committee meetings, which are provided to the TIP board of directors on a quarterly basis.

The following is a summary of the procedures and significant unobservable inputs used in Level 3 investments:

Common Stocks and Corporate Bonds. Securities for which market quotations are not readily available or for which available prices are deemed unreliable are valued at their fair value as determined in good faith under procedures established by the TIP board of directors. Such procedures use fundamental valuation methods, which may include, but are not limited to, the analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer's financial position, and any other event which could have a significant impact on the value of the security. On a quarterly basis, the TIP Valuation Committee reviews the valuations in light of current information available about the issuer, security or market trends to adjust the pricing models, if deemed necessary.

Private Investment Funds. Private investment funds are valued at fair value using net asset values received on monthly statements, adjusted for the most recent estimated value or performance provided by the management of the private investment fund. Values were adjusted further by the total returns of indices or exchange-traded funds that track markets to which the private investment fund was fully or partially exposed, as determined by the TIP Valuation Committee upon review of information provided by the private investment fund. On a quarterly basis, the TIP Valuation Committee compares the valuations as determined by the pricing models at each month-end during the quarter to statements provided by management of the private investment funds in order to recalibrate the market exposures, the indices or exchange-traded funds used in the pricing models as necessary.

The valuation methodologies and significant observable inputs used in recurring Level 3 fair value measurements of assets were as follows:

As of March 31, 2012	Fair Value	Valuation Methodology	Significant Unobservable Inputs	Range	Weighted Average

Common Stocks and Corporate Bonds	$ 59,614	Last market price	Discount	75% to 100%	75%

Private Investment Funds	$574,144,696	Adjusted net asset value	Manager estimates Market returns**	-3.36% to 3.14% -1.70% to 6.27%	0.42% 0.40%

** Weighted by estimated exposures to chosen indices

The following are descriptions of the sensitivity of the Level 3 reoccurring fair value measurements to changes in the significant unobservable inputs presented in the table above:

Common Stocks and Corporate Bonds. The technique and unobservable inputs in the above chart reflect the technique and significant unobservable inputs of securities held at period end. The discount for lack of marketability used to determine fair value may include other factors such as liquidity or credit risk. An increase (decrease) in the discount would result in a lower or higher fair value measurement.

Private Investment Funds. The range of management estimates and market returns reflected in the above chart identify the range of estimates and returns used in valuing the private investment funds at period end. A significant increase (decrease) in the estimates received from the management of the private investment funds would result in a significantly higher or lower fair value measurement. A significant increase (decrease) in the market return weighted by estimated exposures to chosen indices would result in a significantly higher or lower fair value measurement.

The table below details the fund’s ability to redeem from private investment funds that are classified as Level 3 assets. The private investment funds in this category generally impose a “lockup” or "gating" provision, which may restrict the timing, amount, and frequency of redemptions. All or a portion of the interests in these privately offered funds generally are deemed to be illiquid.

	Fair Value	Redemption Frequency (if currently eligible)	Redemption Notice Period
Multi-Strategy (a)	$300,026,474	quarterly, annually	45-90 days
Long-Short Global (b)	155,456,119	quarterly, rolling 3 years	30-90 days
Long-Short Asia (c)	61,037,630	semi-annually, annually	45-90 days
Global Equity (d)	57,624,473	quarterly	30 days
Total	$574,144,696

(a)	This strategy entails the construction of portfolios primarily comprising capital allocated to various strategies based on risk and return profiles.
(b)	This strategy entails the construction of portfolios primarily comprising long and short positions in global common stocks.
(c)	This strategy entails the construction of portfolios primarily comprising long and short positions in Asian common stocks.
(d)	This strategy entails the construction of portfolios primarily comprising long positions in global common stocks.

3. Derivatives and Other Financial Instruments

The fund employs derivatives, such as futures, buying and writing options, and swaps (including total return and credit default swaps). Derivatives are used for ‘‘hedging’’ when TIFF Advisory Services, Inc. ("TAS") or a money manager seeks to protect the fund’s investments from a decline in value. Derivative strategies are also used when TAS or a money manager seeks to increase liquidity, implement a cash management strategy, invest in a particular stock, bond or segment of the market in a more efficient or less expensive way, modify the effective duration of the fund’s portfolio investments and/or for purposes of total return. However derivatives are used, their successful use is not assured and will depend upon TAS or the money manager's ability to predict and understand relevant market movements.

Cover for Strategies Using Derivative Instruments

Transactions using derivative instruments, including futures contracts, written options and swaps, expose the fund to an obligation to another party and may give rise to a form of leverage. It is the fund's policy to segregate assets to cover derivative transactions that might be deemed to create leverage under Section 18 of the 1940 Act. In that regard, the fund will not enter into any such transactions unless it has covered such transactions by owning and segregating either (1) an offsetting (‘‘covered’’) position in securities, currencies, or other derivative instruments or (2) cash and/or liquid securities with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. When the fund is required to segregate cash or liquid securities, it will instruct its custodian as to which cash holdings or liquid assets are to be marked on the books of the fund or its custodian as segregated for purposes of Section 18 of the 1940 Act. The fund will monitor the amount of these segregated assets on a daily basis and will not enter into additional transactions that would require the segregation of cash or liquid securities unless the fund holds a sufficient amount of cash or liquid securities that can be segregated.

Financial Futures Contracts

The fund uses futures contracts primarily in three ways: (1) to gain long-term exposures, both long and short, to the total returns of broad equity indices, primarily in developed markets; (2) to gain long-term exposures, both long and short, to the returns of non-dollar currencies relative to the US dollar; and (3) to manage the duration of the fund's fixed income holdings to targeted levels.  While trades here may be opportunistic in order to rebalance or otherwise adjust the fund's exposures, generally the fund's holdings of futures at the end of the quarter are indicative of the types, number, and magnitude of positions held throughout the quarter. The fund's trading in futures tends to be centered around the quarterly roll periods and within the duration-hedging activities.

Futures contracts involve varying degrees of risk. Such risks include the imperfect correlation between the price of a derivative and that of the underlying security and the possibility of an illiquid secondary market for these securities. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instrument at a set price for delivery at a future date. At the time a futures contract is purchased or sold, the fund must allocate cash or securities as a deposit payment (‘‘initial margin’’). An outstanding futures contract is valued daily, and the payment in cash of ‘‘variation margin’’ will be required, a process known as ‘‘marking to the market.’’ Each day the fund will be required to provide (or will be entitled to receive) variation margin in an amount equal to any decline (in the case of a long futures position) or increase (in the case of a short futures position) in the contract’s value since the preceding day. The daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities. When the contracts are closed, a realized gain or loss is recorded as net realized gain (loss) from financial futures contracts in the Statement of Operations, equal to the difference between the opening and closing values of the contracts.

US futures contracts have been designed by exchanges that have been designated as ‘‘contract markets’’ by the Commodity Futures Trading Commission (‘‘CFTC’’) and such contracts must be executed through a futures commission merchant or brokerage firm that is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and through their clearing corporations the exchanges guarantee performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments.

Swap Contracts

The fund uses swaps primarily in three ways: (1) to gain long-term exposures, both long and short, to the total returns of broad equity indices such as emerging markets and the global energy sector; (2) to gain short- or long-term exposure, both long and short, to the total returns of individual stocks and bonds, often as components of relative value strategies; and (3) to hedge credit risk by purchasing credit default swaps on indices or individual company bonds.  The fund's holdings of swaps at the end of the quarter are indicative of the types, number, and magnitude of positions held throughout the quarter. While swaps falling into the first category are often held for multiple quarters if not years, swaps in the second and third categories can at times be held for shorter time periods or adjusted frequently based on the mangers' evolving views of the expected risk/reward of the trade, resulting at times in numerous swap transactions in a given day.

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The fund will generally enter into swap agreements on a net basis, which means that the two payment streams that are to be made by the fund and its counterparty are netted, with the fund receiving or paying, as the case may be, only the net difference in the two payments. If the counterparty is obligated to pay the net amount to the fund, the fund is exposed to credit risk in the event of non-performance by the counterparty. If the fund is obligated to pay the net amount, the fund’s risk of loss is that net amount.

Upon entering into a swap agreement, the fund may be required to pledge to the swap counterparty an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by the fund to the counterparty if the swap were terminated on the date in question, including any early termination payments. Likewise, the counterparty may be required to pledge cash or other assets to cover its obligations to the fund. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults in its obligations to the fund, the amount pledged by the counterparty and available to the fund may not be sufficient to cover all the amounts due to the fund and the fund may sustain a loss.

The fund records a net receivable or payable for the amount expected to be received or paid in the period. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation (depreciation) on investments. The swap is valued at fair market value as determined by valuation models developed and approved in accordance with the fund’s valuation procedures.

Equity or Total Return Swaps. An equity swap or total return swap is an agreement between two parties under which the parties agree to make payments to each other so as to replicate the economic consequences that would apply had a purchase or short sale of the underlying security taken place. For example, one party agrees to pay the other party the total return earned or realized on the notional amount of an underlying equity security and any dividends declared with respect to that equity security. Similarly, such payments may be based on the performance of an index. In return the other party would make payments, typically at a spread to a floating rate, calculated based on the notional amount.

Credit Default Swaps. As a ‘‘buyer’’ of protection under a credit default swap agreement, the fund is obligated to pay the ‘‘seller’’ of protection a periodic stream of payments over the term of the agreement in return for a payment by the ‘‘seller’’ that is contingent upon the occurrence of a credit event with respect to an underlying reference debt obligation. Generally, a credit event means bankruptcy, failure to timely pay interest or principal, obligation acceleration, or modified restructuring of the reference debt obligation. The contingent payment by the seller generally is the face amount of the debt obligation in exchange for the physical delivery of the reference debt obligation or a cash payment equal to the then current market value of that debt obligation. If no credit event occurs, the seller would receive a fixed rate of income throughout the term of the contract, while the buyer would lose the amount of its payments and recover nothing. Each party is subject to the risk that the other party to the agreement will not meet its obligations, if and when due.

Options

The fund generally uses options to hedge a portion (but not all) of the downside risk in its long equity and equity relative value positions.  Options trading is relatively limited in any given quarter, as most options positions are held for multiple months, if not quarters. The fund may also engage in writing options, for example to express a long view on a stock by writing a put option. When writing a put option, the risk to the fund is equal to the notional value of the position. The fund's holdings of options at the end of the quarter are indicative of the types, number, and magnitude of positions held throughout the quarter

Generally, an option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security, currency or other instrument (an ‘‘underlying instrument’’) from the writer of the option (in the case of a call option), or to sell a specified security, currency, or other instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option or at the expiration date of the option. Put and call options that the fund purchases may be traded on a national securities exchange or in the OTC market. All option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation, thereby reducing the risk of counterparty default. There can be no assurance that a liquid secondary market will exist for any option purchased.

As the buyer of a call option, the fund has a right to buy the underlying instrument (e.g., a security) at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). The fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire unexercised. As the buyer of a put option, the fund has the right to sell the underlying instrument at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). Like a call option, the fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire unexercised. When buying options, the fund’s potential loss is limited to the cost (premium plus transaction costs) of the option.

As the writer of a put option, a fund retains the risk of loss should the underlying instrument decline in value. If the value of the underlying instrument declines below the exercise price of the put option and the put option is exercised, the fund, as the writer of the put option, will be required to buy the instrument at the exercise price. The fund will incur a loss to the extent that the current market value of the underlying instrument is less than the exercise price of the put option. However, the loss will be offset at least in part by the premium received from the sale of the put. If a put option written by the fund expires unexercised, the fund will realize a gain in the amount of the premium received.

When a fund writes an option, an amount equal to the premium received by the fund is included in the fund’s Statement of Assets and Liabilities as a liability and subsequently marked to market to reflect the current value of the option written. The current market value of a written option is the last sale price on the market on which it is principally traded. If the written option expires unexercised, the fund realizes a gain in the amount of the premium received. If the fund enters into a closing transaction, it recognizes a gain or loss, depending on whether the cost of the purchase is less than or greater than the premium received.

For the period ended March 31, 2012, the fund had the following transactions in written options.

	Number of Contracts	Premiums Received
Options outstanding at December 31, 2011	-	$-
Options written	43,200	11,940
Options terminated in closing purchase transactions	-	-
Options expired	-	-
Options outstanding at March 31, 2012	43,200	$11,940

Forward Currency Contracts

The fund enters into forward currency contracts to manage the foreign currency exchange risk to which it is subject in the normal course of pursuing international investment objectives. The primary objective of such transactions is to protect (hedge) against a decrease in the US dollar equivalent value of its foreign securities or the payments thereon that may result from an adverse change in foreign currency exchange rates in advance of pending transaction settlements.

A forward currency contract is an agreement between two parties to buy or sell a specific currency for another at a set price on a future date, which is individually negotiated and privately traded by currency traders and their customers in the interbank market. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked-to-market daily, and the change in value is recorded by the fund as an unrealized gain or loss. The fund may either exchange the currencies specified at the maturity of a forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting forward contract. Closing transactions with respect to forward contracts are usually performed with the counterparty to the original forward contract. The gain or loss arising from the difference between the US dollar cost of the original contract and the value of the foreign currency in US dollars upon closing a contract is included in net realized gain (loss) from forward currency contracts on the Statement of Operations. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the fund’s Statement of Assets and Liabilities. In addition, the fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar.

Forward currency contracts held by the fund are fully collateralized by other securities, as disclosed in the accompanying Schedule of Investments (if applicable). The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

Short Selling

The fund sells securities it does not own in anticipation of a decline in the market price of such securities or in order to hedge portfolio positions. The fund generally will borrow the security sold in order to make delivery to the buyer. Upon entering into a short position, the fund records the proceeds as a deposit with broker for securities sold short in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities or foreign currencies sold under the short sale agreement. The cash is retained by the fund’s broker as collateral for the short position. The liability is marked-to-market while it remains open to reflect the current settlement obligation. Until the security or currency is replaced, the fund is required to pay the lender any dividend or interest earned. Such payments are recorded as expenses to the fund. When a closing purchase is entered into by the fund, a gain or loss equal to the difference between the proceeds originally received and the purchase cost is recorded in the Statement of Operations.

In ‘‘short selling,’’ the fund sells borrowed securities or currencies which must at some date be repurchased and returned to the lender. If the market value of securities or currencies sold short increases, the fund may realize losses upon repurchase in amounts which may exceed the liability on the Statement of Assets and Liabilities. Further, in unusual circumstances, the fund may be unable to repurchase securities to close its short position except at prices significantly above those previously quoted in the market.

Interest Only Securities

The fund invests in interest only securities (IOs), which entitle the holder to the interest payments in a pool of mortgages, Treasury bonds, or other bonds. With respect to mortgage-backed IOs, if the underlying mortgage assets experience greater than anticipated prepayments of principal, a portfolio may fail to recoup fully its initial investment in an IO. The fair market value of these securities is volatile in response to changes in interest rates.

Bank Loans

The fund invests in bank loans, which include institutionally-traded floating rate securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the ‘‘Lender’’) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When investing in a loan participation, the fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the fund may be subject to the credit risk of both the borrower and the Lender that is selling the loan agreement.

Derivative Disclosure

The following table provides quantitative disclosure about fair value amounts of the fund’s derivative instruments grouped by contract type and primary risk exposure category, as of March 31, 2012. These derivatives are not accounted for as hedging instruments.

Derivative Type	Interest Rate Risk	Foreign Currency Risk	Credit Risk	Equity Risk	Total
Asset Derivatives
Warrants	$—	$—	$—	$1,088,383	$1,088,383
Rights	—	—	—	78,997	78,997
Purchased Options	—	—	—	574,950	574,950
Swap Contracts	—	—	18,341	4,787,026	4,805,367
Forward Contracts	—	168,310	—	—	168,310
Futures Contracts	287,991	1,276,297	—	—	1,564,288
Total Value - Assets	$287,991	$1,444,607	$18,341	$6,529,356	$8,280,295
Liability Derivatives
Written Options	$—	$—	$—	$(10,947)	$(10,947)
Swap Contracts	—	—	(45,119)	(4,632,690)	(4,677,809)
Forward Contracts	—	(195,985)	—	—	(195,985)
Futures Contracts	(1,680,708)	(959,204)	—	(3,848,251)	(6,488,163)
Total Value - Liabilities	$(1,680,708)	$(1,155,189)	$(45,119)	$(8,491,888)	$(11,372,904)

4. Federal Tax Information

For federal income tax purposes, the cost of investments owned at March 31, 2012, has been estimated since the final tax characteristic cannot be determined until fiscal year end. The cost of investments, the aggregate gross unrealized appreciation/(depreciation) and the net unrealized appreciation/(depreciation) on investment securities, other than proceeds from securities sold short, at March 31, 2012, are as follows:

Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Cost
$617,003,845	$(338,533,465)	$278,470,380	$4,235,733,291

The difference between the tax cost of investments and the cost of investments for US GAAP purposes is primarily due to the tax treatment of wash sale losses, income/losses from underlying partnerships, distributions from real estate investment trusts and mark-to-market of investments in passive foreign investment companies.

Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from US GAAP. These ‘‘book/tax’’ differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital account based on their federal tax-basis treatment; temporary differences do not require reclassification.

The amount and character of tax basis distributions and composition of net assets are finalized at fiscal year end; accordingly, tax basis balances have not been determined as of March 31, 2012.

On December 22, 2010, the Regulated Investment Company ("RIC") Modernization Act of 2010 (the "Act") was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term. Rules in effect previously limited the carryforward period to eight years and all carryforwards were considered short-term in character. Capital loss carryforwards generated in taxable years beginning after the effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to the effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused.

5. Repurchase and Reverse Repurchase Agreements

The fund may enter into repurchase agreements under which a member bank of the Federal Reserve System or a securities firm that is a primary or reporting dealer in US government securities agrees, upon entering into a contract, to sell US government securities to the fund and repurchase such securities from the fund at a mutually agreed upon price and date.

The fund is also permitted to enter into reverse repurchase agreements under which a member bank of the Federal Reserve System or a primary or reporting dealer in US government securities purchases US government securities from the fund and the fund agrees to repurchase the securities at an agreed upon price and date. The difference between the amount the fund receives for the securities and the additional amount it pays on repurchase is deemed to be a payment of interest. Open reverse repurchase agreements at March 31, 2012 were as follows:

Description	Face Value
Barclays plc, 0.28%, dated 03/27/12, to be repurchased on 04/03/12 at $123,787,292	$123,780,553

For the period ended March 31, 2012, the average balance outstanding was $119,786,523 and the average interest rate was 0.20%.

The fund will engage in repurchase and reverse repurchase transactions with parties approved by TAS or the relevant money manager on the basis of such party’s creditworthiness. Securities pledged as collateral for repurchase agreements are held by the custodial bank until maturity of the repurchase agreements. In connection with reverse repurchase agreements, the fund established a segregated account with its custodian in which the fund maintains cash, US government securities, or other liquid high grade debt obligations in the name of the counterparty equal in value to the fund's obligation. Provisions of the repurchase agreements and the procedures adopted by the fund require that the market value of the collateral, including accrued interest thereon, be at least equal to the value of the securities sold or purchased in order to protect against loss in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral may be delayed or limited.

6. Delayed Delivery Transactions

The fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fund identifies these securities in its records as segregated with a value at least equal to the amount of the purchase commitment.

The fund enters into ‘‘TBA’’ (to be announced) purchase commitments to purchase mortgage-backed securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the principal amount delivered will not differ more than 0.01% from the commitment. TBA purchase commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio, the fund may dispose of a commitment prior to settlement if the respective money manager deems it appropriate to do so.

The Fund enters into TBA sale commitments to hedge the portfolio or to sell mortgage-backed securities the fund owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment (deliverable on or before the sale commitment date), are held as ‘‘cover’’ for the transaction.

TBA commitments are valued at the current market value of the underlying securities, generally according to the procedures described under Valuation of Investments in Note 2. The contracts are marked to market daily, and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the fund delivers securities under the commitment, the fund realizes a gain or loss from the sale of the securities upon the unit price established at the date the commitment was entered into.

7. Concentration of Risks

MAF may engage in transactions with counterparties, including but not limited to repurchase and reverse repurchase agreements, forward contracts, futures and options, and total return, credit default, interest rate, and currency swaps. The fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.

The fund invests in private investment funds that entail liquidity risk to the extent they are difficult to sell or convert to cash quickly at favorable prices.

The fund invests in fixed income securities issued by banks and other financial companies, the market values of which may change in response to interest rate fluctuations. Although the fund generally maintains a diversified portfolio, the ability of the issuers of the fund’s portfolio securities to meet their obligations may be affected by changing business and economic conditions in a specific industry, state, or region.

The fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The fund invests in asset-backed and mortgage-backed securities. These investments may involve credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic conditions.

8. Subsequent Events

Management has evaluated the possibility of subsequent events and has determined that there are no material events that would require disclosure.

TIFF Short-Term Fund / schedule of investments (UNAUDITED)	March 31, 2012

	Interest Rate	Maturity Date	Principal Amount	Value

Investments — 98.5% of net assets

Short-Term Investments — 98.5%

Repurchase Agreement — 2.4%
State Street Bank & Trust Co. Repurchase Agreement issued on 03/30/2012 (proceeds at maturity $3,598,082) (collateralized by US Treasury Notes, due 06/30/16 through 12/31/16 with a total principal value of $3,635,000 and a total market value of $3,675,052) (Cost $3,598,079)	0.010%	04/02/12	$3,598,079	$3,598,079

US Treasury Bills — 96.1%
US Treasury Bill (a)		06/21/12	51,000,000	50,993,013
US Treasury Bill (a)		08/30/12	78,000,000	77,961,000
US Treasury Bill (a)		09/20/12	15,000,000	14,990,385

Total US Treasury Bills — 96.1% (Cost $143,941,811)				143,944,398

Total Short-Term Investments (Cost $147,539,890)				147,542,477

Total Investments — 98.5% (Cost $147,539,890)				147,542,477

Other Assets in Excess of Liabilities — 1.5%				2,282,397

Net Assets — 100.0%				$149,824,874

(a)  Treasury bills do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.

TIFF SHORT-TERM FUND NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2012

1. Organization

TIFF Investment Program, Inc. ("TIP") was organized as a Maryland corporation on December 23, 1993, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of March 31, 2012, TIP consisted of two mutual funds. The Schedule of Investments and notes presented here relate only to the TIFF Short-Term Fund ("STF" or the "fund").

Investment Objective

STF's investment objective is to attain as high a rate of current income as is consistent with ensuring that the fund’s risk of principal loss does not exceed that of a portfolio invested in six-month US Treasury bills.

2. Summary of Significant Accounting Policies

The preparation of financial statements in conformity with US generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

Valuation of Investments

Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, and short-term debt securities having a remaining maturity of greater than 60 days are valued at their market value.

Fair value is defined as the price that the fund would receive upon selling an asset or pay to transfer a liability in a timely transaction to an independent buyer in the principal or most advantageous market for the asset or liability, respectively. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 –	quoted prices in active markets for identical assets and liabilities
Level 2 –	other significant observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the fund’s own assumptions in determining the fair value of assets and liabilities)

During the period, all of the fund's investments were valued at Level 1.

3. Federal Tax Information

For federal income tax purposes, the cost of investments owned at March 31, 2012, has been estimated since the final tax characteristic cannot be determined until fiscal year end. The cost of investments, the aggregate gross unrealized appreciation/(depreciation) and the net unrealized appreciation/(depreciation) on investment securities, at March 31, 2012, are as follows:

Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Cost
$4,467	$(1,880)	$2,587	$147,539,890

Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from US GAAP. These ‘‘book/tax’’ differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

The amount and character of tax basis distributions and composition of net assets are finalized at fiscal year end; accordingly, tax basis balances have not been determined as of March 31, 2012.

4. Repurchase Agreements

The fund may enter into repurchase agreements under which a member bank of the Federal Reserve System or a securities firm that is a primary or reporting dealer in US government securities agrees, upon entering into a contract, to sell US government securities to the fund and repurchase such securities from the fund at a mutually agreed upon price and date.

The fund will engage in repurchase transactions with parties approved by TAS on the basis of such party’s creditworthiness. Securities pledged as collateral for repurchase agreements are held by the custodial bank until maturity of the repurchase agreements. Provisions of the repurchase agreements and the procedures adopted by the fund require that the market value of the collateral, including accrued interest thereon, be at least equal to the value of the securities sold or purchased in order to protect against loss in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral may be delayed or limited.

5. Concentration of Risks

The fund may engage in transactions with counterparties, including but not limited to repurchase and reverse repurchase agreements. The fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.

6. Subsequent Events

Management has evaluated the possibility of subsequent events and has determined that there are no material events that would require disclosure.

Item 2. Controls and Procedures.

(a) The registrant's Chief Executive Officer and Chief Financial Officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 ( the “1940 Act”) (17 CFR 270.30a-3(c)) were effective as of a date within 90 days prior to filing of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the registrant's disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of the Evaluation Date.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of the Chief Executive Officer and Chief Financial Officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIFF Investment Program, Inc.

By:	/s/ Richard J. Flannery
Richard J. Flannery, President and Chief Executive Officer

Date	5/30/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard J. Flannery
Richard J. Flannery, President and Chief Executive Officer

Date	5/30/2012

By:	/s/ Dawn I. Lezon
Dawn I. Lezon, Treasurer and Chief Financial Officer

Date	5/30/2012